Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (54.2%)
U.S. Government Securities (53.9%)
United States Treasury Note/Bond	1.875%	8/31/24	160,978	163,393
United States Treasury Note/Bond	1.500%	9/30/24	15,560	15,526
United States Treasury Note/Bond	2.125%	9/30/24	266,345	273,379
United States Treasury Note/Bond	2.250%	10/31/24	86,440	89,276
United States Treasury Note/Bond	2.250%	11/15/24	479,509	495,318
United States Treasury Note/Bond	2.125%	11/30/24	419,030	430,423
United States Treasury Note/Bond	2.250%	12/31/24	233,500	241,381
United States Treasury Note/Bond	2.500%	1/31/25	331,925	347,535
United States Treasury Note/Bond	2.000%	2/15/25	458,951	468,703
United States Treasury Note/Bond	2.750%	2/28/25	381,626	404,642
United States Treasury Note/Bond	2.625%	3/31/25	162,031	170,816
United States Treasury Note/Bond	2.875%	4/30/25	126,566	135,188
United States Treasury Note/Bond	2.125%	5/15/25	534,160	549,351
United States Treasury Note/Bond	2.875%	5/31/25	359,635	384,471
United States Treasury Note/Bond	2.750%	6/30/25	87,750	93,276
United States Treasury Note/Bond	2.875%	7/31/25	102,915	110,183
United States Treasury Note/Bond	2.000%	8/15/25	486,122	496,982
United States Treasury Note/Bond	6.875%	8/15/25	47,479	61,471
United States Treasury Note/Bond	2.750%	8/31/25	204,830	218,017
United States Treasury Note/Bond	3.000%	9/30/25	168,116	181,461
United States Treasury Note/Bond	3.000%	10/31/25	126,522	136,683
United States Treasury Note/Bond	2.250%	11/15/25	239,222	248,119
United States Treasury Note/Bond	2.875%	11/30/25	201,505	216,366
United States Treasury Note/Bond	2.625%	12/31/25	239,685	254,066
United States Treasury Note/Bond	2.625%	1/31/26	201,235	213,434
United States Treasury Note/Bond	1.625%	2/15/26	768,664	769,025
United States Treasury Note/Bond	6.000%	2/15/26	10,075	12,743
United States Treasury Note/Bond	2.500%	2/28/26	366,000	385,672
United States Treasury Note/Bond	2.250%	3/31/26	219,650	228,230
United States Treasury Note/Bond	2.375%	4/30/26	251,875	263,761
United States Treasury Note/Bond	1.625%	5/15/26	652,268	652,575
United States Treasury Note/Bond	2.125%	5/31/26	332,456	343,055
United States Treasury Note/Bond	1.875%	6/30/26	168,705	171,499
United States Treasury Note/Bond	1.875%	7/31/26	187,095	190,193
United States Treasury Note/Bond	1.500%	8/15/26	591,196	586,484
United States Treasury Note/Bond	1.375%	8/31/26	417,825	411,102
United States Treasury Note/Bond	1.625%	9/30/26	178,950	178,979
United States Treasury Note/Bond	2.000%	11/15/26	590,297	605,420
United States Treasury Note/Bond	2.250%	2/15/27	679,065	708,564
United States Treasury Note/Bond	2.375%	5/15/27	603,742	636,193
United States Treasury Note/Bond	2.250%	8/15/27	575,586	601,757
United States Treasury Note/Bond	2.250%	11/15/27	558,965	584,817
United States Treasury Note/Bond	2.750%	2/15/28	539,955	586,272
United States Treasury Note/Bond	2.875%	5/15/28	553,253	607,367
United States Treasury Note/Bond	2.875%	8/15/28	586,545	645,018
United States Treasury Note/Bond	5.500%	8/15/28	9,960	13,110
United States Treasury Note/Bond	3.125%	11/15/28	780,403	876,369
United States Treasury Note/Bond	5.250%	11/15/28	10,000	13,027
United States Treasury Note/Bond	2.625%	2/15/29	636,111	688,692

United States Treasury Note/Bond	5.250%	2/15/29	11,500	15,067
United States Treasury Note/Bond	2.375%	5/15/29	682,821	725,286
United States Treasury Note/Bond	1.625%	8/15/29	569,664	567,169
				18,466,906
Agency Bonds and Notes (0.3%)
1 AID-Jordan	3.000%	6/30/25	4,675	4,985
Federal Home Loan Banks	3.250%	11/16/28	7,855	8,765
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,930	2,777
2 Federal National Mortgage Assn.	2.125%	4/24/26	23,500	24,158
2 Federal National Mortgage Assn.	1.875%	9/24/26	28,120	28,438
2 Federal National Mortgage Assn.	6.250%	5/15/29	6,004	8,308
Private Export Funding Corp.	3.250%	6/15/25	1,675	1,801
Tennessee Valley Authority	6.750%	11/1/25	6,830	8,777
Tennessee Valley Authority	2.875%	2/1/27	12,000	12,735
				100,744
Total U.S. Government and Agency Obligations (Cost $17,798,753)				18,567,650
Corporate Bonds (40.2%)
Finance (14.6%)
Banking (9.9%)
American Express Co.	3.000%	10/30/24	16,065	16,574
American Express Co.	3.625%	12/5/24	6,885	7,288
American Express Co.	3.125%	5/20/26	3,500	3,635
American Express Credit Corp.	3.300%	5/3/27	19,137	20,370
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,175	5,585
Banco Santander SA	5.179%	11/19/25	8,792	9,678
Banco Santander SA	4.250%	4/11/27	10,728	11,511
Banco Santander SA	3.800%	2/23/28	10,000	10,458
Banco Santander SA	4.379%	4/12/28	9,350	10,194
Banco Santander SA	3.306%	6/27/29	2,050	2,111
Bank of America Corp.	4.000%	1/22/25	31,966	33,939
Bank of America Corp.	3.950%	4/21/25	18,403	19,502
3 Bank of America Corp.	3.093%	10/1/25	17,825	18,334
3 Bank of America Corp.	3.366%	1/23/26	22,711	23,688
Bank of America Corp.	4.450%	3/3/26	20,115	21,914
Bank of America Corp.	3.500%	4/19/26	25,046	26,546
Bank of America Corp.	4.250%	10/22/26	19,927	21,545
3 Bank of America Corp.	3.559%	4/23/27	16,350	17,233
Bank of America Corp.	3.248%	10/21/27	20,655	21,495
Bank of America Corp.	4.183%	11/25/27	19,628	21,101
3 Bank of America Corp.	3.824%	1/20/28	24,825	26,755
3 Bank of America Corp.	3.705%	4/24/28	15,191	16,166
3 Bank of America Corp.	3.593%	7/21/28	18,569	19,543
Bank of America Corp.	3.419%	12/20/28	71,516	74,531
3 Bank of America Corp.	3.970%	3/5/29	21,625	23,424
3 Bank of America Corp.	4.271%	7/23/29	31,200	34,637
3 Bank of America Corp.	3.974%	2/7/30	13,700	15,022
3 Bank of Montreal	3.803%	12/15/32	10,400	10,725
Bank of New York Mellon Corp.	3.000%	2/24/25	8,978	9,315
Bank of New York Mellon Corp.	2.800%	5/4/26	5,040	5,163
Bank of New York Mellon Corp.	2.450%	8/17/26	9,530	9,585
Bank of New York Mellon Corp.	3.250%	5/16/27	8,910	9,404
Bank of New York Mellon Corp.	3.400%	1/29/28	9,400	10,011
3 Bank of New York Mellon Corp.	3.442%	2/7/28	6,700	7,100
Bank of Nova Scotia	4.500%	12/16/25	12,697	13,823
Bank of Nova Scotia	2.700%	8/3/26	4,100	4,153
Bank One Corp.	7.750%	7/15/25	1,750	2,192

Bank One Corp.	8.000%	4/29/27	6,910	9,224
BankUnited Inc.	4.875%	11/17/25	2,000	2,181
Barclays plc	3.650%	3/16/25	10,675	10,905
Barclays plc	4.375%	1/12/26	24,639	25,995
Barclays plc	4.337%	1/10/28	7,000	7,354
3 Barclays plc	4.972%	5/16/29	17,345	19,023
BB&T Corp.	2.850%	10/26/24	8,204	8,378
BB&T Corp.	3.700%	6/5/25	8,600	9,192
BB&T Corp.	3.875%	3/19/29	3,100	3,361
BBVA USA	3.875%	4/10/25	3,650	3,788
BNP Paribas SA	4.250%	10/15/24	7,666	8,127
BPCE SA	3.375%	12/2/26	3,250	3,406
Branch Banking & Trust Co.	3.625%	9/16/25	20,468	21,785
Capital One Financial Corp.	3.300%	10/30/24	14,288	14,770
Capital One Financial Corp.	3.200%	2/5/25	9,111	9,371
Capital One Financial Corp.	4.250%	4/30/25	5,650	6,115
Capital One Financial Corp.	4.200%	10/29/25	11,132	11,859
Capital One Financial Corp.	3.750%	7/28/26	13,997	14,540
Capital One Financial Corp.	3.750%	3/9/27	8,823	9,278
Capital One Financial Corp.	3.800%	1/31/28	10,280	10,846
Citigroup Inc.	3.875%	3/26/25	11,695	12,318
Citigroup Inc.	3.300%	4/27/25	4,268	4,457
Citigroup Inc.	4.400%	6/10/25	22,851	24,617
Citigroup Inc.	5.500%	9/13/25	5,415	6,142
Citigroup Inc.	3.700%	1/12/26	19,472	20,673
Citigroup Inc.	4.600%	3/9/26	14,735	16,073
Citigroup Inc.	3.400%	5/1/26	5,872	6,141
Citigroup Inc.	3.200%	10/21/26	36,559	37,734
Citigroup Inc.	4.300%	11/20/26	8,975	9,681
Citigroup Inc.	4.450%	9/29/27	36,701	40,024
3 Citigroup Inc.	3.887%	1/10/28	28,854	30,891
Citigroup Inc.	6.625%	1/15/28	2,875	3,636
3 Citigroup Inc.	3.668%	7/24/28	30,575	32,366
Citigroup Inc.	4.125%	7/25/28	4,000	4,297
3 Citigroup Inc.	3.520%	10/27/28	23,356	24,448
3 Citigroup Inc.	4.075%	4/23/29	4,390	4,792
3 Citigroup Inc.	3.980%	3/20/30	26,850	29,193
Citizens Bank NA	3.750%	2/18/26	6,000	6,412
Citizens Financial Group Inc.	4.300%	12/3/25	7,419	7,934
Citizens Financial Group Inc.	2.850%	7/27/26	3,650	3,686
Comerica Bank	4.000%	7/27/25	1,925	2,066
Cooperatieve Rabobank UA	3.375%	5/21/25	12,070	12,827
Cooperatieve Rabobank UA	4.375%	8/4/25	12,357	13,318
Cooperatieve Rabobank UA	3.750%	7/21/26	5,620	5,824
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	16,397	17,221
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	7,075	7,773
Deutsche Bank AG	4.100%	1/13/26	7,279	7,222
Deutsche Bank AG	4.100%	1/13/26	500	501
Discover Bank	4.250%	3/13/26	2,150	2,313
Discover Bank	3.450%	7/27/26	5,714	5,897
Discover Bank	4.650%	9/13/28	6,700	7,458
Discover Financial Services	3.950%	11/6/24	4,025	4,272
Discover Financial Services	3.750%	3/4/25	6,513	6,833
Discover Financial Services	4.500%	1/30/26	5,000	5,428
Discover Financial Services	4.100%	2/9/27	10,705	11,386
Fifth Third Bancorp	3.950%	3/14/28	4,800	5,253
Fifth Third Bank	3.950%	7/28/25	7,125	7,749

Fifth Third Bank	3.850%	3/15/26	5,990	6,384
FirstMerit Bank NA	4.270%	11/25/26	1,225	1,310
Goldman Sachs Group Inc.	3.500%	1/23/25	21,578	22,487
Goldman Sachs Group Inc.	3.750%	5/22/25	10,810	11,435
Goldman Sachs Group Inc.	4.250%	10/21/25	9,255	9,910
Goldman Sachs Group Inc.	3.750%	2/25/26	23,103	24,408
Goldman Sachs Group Inc.	3.500%	11/16/26	20,833	21,660
Goldman Sachs Group Inc.	5.950%	1/15/27	5,700	6,768
Goldman Sachs Group Inc.	3.850%	1/26/27	38,980	41,338
3 Goldman Sachs Group Inc.	3.691%	6/5/28	24,950	26,175
3 Goldman Sachs Group Inc.	3.814%	4/23/29	28,010	29,705
3 Goldman Sachs Group Inc.	4.223%	5/1/29	14,517	15,822
HSBC Holdings plc	4.250%	8/18/25	12,212	12,903
HSBC Holdings plc	4.300%	3/8/26	28,685	31,020
HSBC Holdings plc	3.900%	5/25/26	20,170	21,364
3 HSBC Holdings plc	4.292%	9/12/26	20,150	21,565
HSBC Holdings plc	4.375%	11/23/26	15,175	16,252
3 HSBC Holdings plc	4.041%	3/13/28	15,950	16,932
3 HSBC Holdings plc	4.583%	6/19/29	20,225	22,429
3 HSBC Holdings plc	3.973%	5/22/30	29,000	30,838
Huntington Bancshares Inc.	4.000%	5/15/25	2,500	2,677
ING Groep NV	3.950%	3/29/27	19,495	20,969
ING Groep NV	4.550%	10/2/28	8,450	9,574
ING Groep NV	4.050%	4/9/29	6,160	6,765
JPMorgan Chase & Co.	3.125%	1/23/25	24,146	24,994
JPMorgan Chase & Co.	3.900%	7/15/25	21,142	22,735
3 JPMorgan Chase & Co.	2.301%	10/15/25	25,000	24,875
JPMorgan Chase & Co.	3.300%	4/1/26	28,810	30,124
JPMorgan Chase & Co.	3.200%	6/15/26	18,895	19,615
JPMorgan Chase & Co.	2.950%	10/1/26	29,207	29,933
JPMorgan Chase & Co.	4.125%	12/15/26	23,429	25,573
3 JPMorgan Chase & Co.	3.960%	1/29/27	6,112	6,599
JPMorgan Chase & Co.	4.250%	10/1/27	6,553	7,200
3 JPMorgan Chase & Co.	3.782%	2/1/28	17,453	18,691
3 JPMorgan Chase & Co.	3.540%	5/1/28	11,237	11,852
3 JPMorgan Chase & Co.	3.509%	1/23/29	14,350	15,126
3 JPMorgan Chase & Co.	4.005%	4/23/29	31,800	34,720
3 JPMorgan Chase & Co.	4.203%	7/23/29	20,750	22,975
3 JPMorgan Chase & Co.	4.452%	12/5/29	13,415	15,155
3 JPMorgan Chase & Co.	3.702%	5/6/30	17,600	18,841
3 JPMorgan Chase & Co.	2.739%	10/15/30	25,000	24,812
KeyBank NA	3.300%	6/1/25	3,000	3,148
KeyBank NA	3.400%	5/20/26	7,450	7,760
KeyCorp	4.150%	10/29/25	7,950	8,665
KeyCorp	4.100%	4/30/28	5,000	5,495
KeyCorp	2.550%	10/1/29	15,000	14,670
Lloyds Banking Group plc	4.500%	11/4/24	12,175	12,769
Lloyds Banking Group plc	4.450%	5/8/25	5,500	5,906
Lloyds Banking Group plc	4.582%	12/10/25	22,739	24,024
Lloyds Banking Group plc	4.650%	3/24/26	3,440	3,626
Lloyds Banking Group plc	3.750%	1/11/27	6,835	7,076
Lloyds Banking Group plc	4.375%	3/22/28	23,425	25,375
Lloyds Banking Group plc	4.550%	8/16/28	6,000	6,600
3 Lloyds Banking Group plc	3.574%	11/7/28	16,320	16,631
Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,250	6,438
Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,200	7,720
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,000	7,445

Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	18,030	19,317
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,350	9,411
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,060	8,638
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,700	17,442
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	11,000	12,070
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,300	5,870
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	9,960	10,789
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	18,550	19,201
Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	7,082
Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,930
Mizuho Financial Group Inc.	3.170%	9/11/27	10,200	10,538
Mizuho Financial Group Inc.	4.018%	3/5/28	15,500	17,026
3 Mizuho Financial Group Inc.	4.254%	9/11/29	4,000	4,453
3 Mizuho Financial Group Inc.	3.153%	7/16/30	10,500	10,738
3 Mizuho Financial Group Inc.	2.869%	9/13/30	4,125	4,101
Morgan Stanley	3.700%	10/23/24	24,517	25,941
Morgan Stanley	4.000%	7/23/25	35,176	37,920
Morgan Stanley	5.000%	11/24/25	9,667	10,838
Morgan Stanley	3.875%	1/27/26	16,781	18,019
Morgan Stanley	3.125%	7/27/26	28,425	29,303
Morgan Stanley	6.250%	8/9/26	1,793	2,175
Morgan Stanley	4.350%	9/8/26	22,133	23,960
Morgan Stanley	3.625%	1/20/27	31,730	33,554
Morgan Stanley	3.950%	4/23/27	11,835	12,515
3 Morgan Stanley	3.591%	7/22/28	31,164	32,871
3 Morgan Stanley	3.772%	1/24/29	23,800	25,387
3 Morgan Stanley	4.431%	1/23/30	18,405	20,676
MUFG Americas Holdings Corp.	3.000%	2/10/25	4,165	4,264
National Australia Bank Ltd.	3.375%	1/14/26	3,150	3,335
National Australia Bank Ltd.	2.500%	7/12/26	10,930	11,016
Northern Trust Corp.	3.950%	10/30/25	5,218	5,684
Northern Trust Corp.	3.650%	8/3/28	4,000	4,405
Northern Trust Corp.	3.150%	5/3/29	5,500	5,813
3 Northern Trust Corp.	3.375%	5/8/32	3,050	3,143
PNC Bank NA	3.300%	10/30/24	5,112	5,361
PNC Bank NA	2.950%	2/23/25	4,541	4,682
PNC Bank NA	3.250%	6/1/25	6,785	7,102
PNC Bank NA	4.200%	11/1/25	4,700	5,171
PNC Bank NA	3.100%	10/25/27	10,850	11,384
PNC Bank NA	3.250%	1/22/28	3,200	3,385
PNC Bank NA	4.050%	7/26/28	11,750	12,941
PNC Financial Services Group Inc.	3.150%	5/19/27	6,114	6,431
PNC Financial Services Group Inc.	3.450%	4/23/29	13,800	14,721
Royal Bank of Canada	4.650%	1/27/26	18,074	19,939
Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	9,782
3 Royal Bank of Scotland Group plc	4.892%	5/18/29	19,300	21,214
3 Royal Bank of Scotland Group plc	5.076%	1/27/30	13,550	15,174
3 Royal Bank of Scotland Group plc	4.445%	5/8/30	9,000	9,648
Santander Holdings USA Inc.	4.500%	7/17/25	14,630	15,695
Santander Holdings USA Inc.	4.400%	7/13/27	11,975	12,810
3 Santander UK Group Holdings plc	3.823%	11/3/28	8,400	8,653
State Street Corp.	3.300%	12/16/24	11,414	11,977
State Street Corp.	3.550%	8/18/25	8,063	8,606
State Street Corp.	2.650%	5/19/26	8,340	8,508
3 State Street Corp.	4.141%	12/3/29	2,000	2,263
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,490
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,330	9,962

Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,271	18,281
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,350	12,655
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,100	19,031
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	11,848
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,775	8,293
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	5,675	6,228
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	1,505	1,695
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	20,625	21,040
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	6,200	6,247
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	8,750	8,682
SunTrust Banks Inc.	4.000%	5/1/25	6,720	7,265
SVB Financial Group	3.500%	1/29/25	3,825	3,964
Synchrony Financial	4.500%	7/23/25	7,713	8,231
Synchrony Financial	3.700%	8/4/26	4,944	5,040
Synchrony Financial	3.950%	12/1/27	2,506	2,567
Synchrony Financial	5.150%	3/19/29	7,000	7,760
3 Toronto-Dominion Bank	3.625%	9/15/31	14,300	14,783
US Bancorp	3.950%	11/17/25	7,708	8,475
US Bancorp	3.100%	4/27/26	7,370	7,645
US Bancorp	2.375%	7/22/26	7,919	7,980
US Bancorp	3.150%	4/27/27	12,375	13,098
US Bancorp	3.900%	4/26/28	4,670	5,245
US Bancorp	3.000%	7/30/29	3,000	3,092
US Bank NA	2.800%	1/27/25	8,105	8,349
Webster Financial Corp.	4.100%	3/25/29	2,500	2,670
Wells Fargo & Co.	3.000%	2/19/25	20,189	20,718
Wells Fargo & Co.	3.550%	9/29/25	19,574	20,698
Wells Fargo & Co.	3.000%	4/22/26	32,349	33,203
Wells Fargo & Co.	4.100%	6/3/26	24,411	26,196
Wells Fargo & Co.	3.000%	10/23/26	25,342	26,010
3 Wells Fargo & Co.	3.196%	6/17/27	12,600	13,018
Wells Fargo & Co.	4.300%	7/22/27	21,249	23,239
3 Wells Fargo & Co.	3.584%	5/22/28	23,006	24,353
Wells Fargo & Co.	4.150%	1/24/29	21,000	23,236
Westpac Banking Corp.	2.850%	5/13/26	11,500	11,862
Westpac Banking Corp.	2.700%	8/19/26	7,490	7,649
Westpac Banking Corp.	3.350%	3/8/27	10,690	11,405
3 Westpac Banking Corp.	4.322%	11/23/31	17,500	18,397
Westpac Banking Corp.	4.110%	7/24/34	4,000	4,156

Brokerage (0.6%)
Affiliated Managers Group Inc.	3.500%	8/1/25	3,125	3,240
Ameriprise Financial Inc.	3.700%	10/15/24	3,943	4,218
Ameriprise Financial Inc.	2.875%	9/15/26	3,425	3,502
4 BGC Partners Inc.	3.750%	10/1/24	2,450	2,445
BlackRock Inc.	3.200%	3/15/27	2,012	2,128
BlackRock Inc.	3.250%	4/30/29	8,100	8,649
Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	6,258
Brookfield Finance Inc.	4.250%	6/2/26	2,700	2,902
Brookfield Finance Inc.	3.900%	1/25/28	5,800	6,093
Brookfield Finance Inc.	4.850%	3/29/29	8,050	9,057
Cboe Global Markets Inc.	3.650%	1/12/27	6,023	6,424
Charles Schwab Corp.	3.000%	3/10/25	800	827
Charles Schwab Corp.	3.850%	5/21/25	4,165	4,489
Charles Schwab Corp.	3.450%	2/13/26	4,675	4,945
Charles Schwab Corp.	3.200%	3/2/27	6,350	6,636
Charles Schwab Corp.	3.200%	1/25/28	5,400	5,656

Charles Schwab Corp.	4.000%	2/1/29	7,800	8,659
Charles Schwab Corp.	3.250%	5/22/29	5,450	5,743
CME Group Inc.	3.000%	3/15/25	4,232	4,422
CME Group Inc.	3.750%	6/15/28	3,500	3,907
E*TRADE Financial Corp.	3.800%	8/24/27	5,625	5,853
E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,236
Eaton Vance Corp.	3.500%	4/6/27	3,620	3,812
Franklin Resources Inc.	2.850%	3/30/25	4,165	4,296
Intercontinental Exchange Inc.	3.750%	12/1/25	6,455	6,950
Intercontinental Exchange Inc.	3.100%	9/15/27	3,550	3,718
Intercontinental Exchange Inc.	3.750%	9/21/28	1,400	1,533
Invesco Finance plc	3.750%	1/15/26	6,450	6,849
Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,888
Jefferies Group LLC	4.850%	1/15/27	11,219	11,901
Jefferies Group LLC	6.450%	6/8/27	100	116
Lazard Group LLC	3.750%	2/13/25	2,875	3,004
Lazard Group LLC	3.625%	3/1/27	3,995	4,090
Lazard Group LLC	4.500%	9/19/28	4,200	4,570
Lazard Group LLC	4.375%	3/11/29	4,000	4,337
Legg Mason Inc.	4.750%	3/15/26	5,145	5,632
Nasdaq Inc.	3.850%	6/30/26	7,960	8,516
Raymond James Financial Inc.	3.625%	9/15/26	4,176	4,355
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,226
TD Ameritrade Holding Corp.	3.300%	4/1/27	6,911	7,226
TD Ameritrade Holding Corp.	2.750%	10/1/29	4,100	4,116

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	7,200	7,334
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	3,275	3,484
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	2,950	3,138
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	9,392	9,568
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	5,400	5,555
Air Lease Corp.	3.250%	3/1/25	11,700	11,894
Air Lease Corp.	3.625%	4/1/27	4,975	5,122
Air Lease Corp.	3.625%	12/1/27	5,700	5,865
Air Lease Corp.	4.625%	10/1/28	1,875	2,061
Air Lease Corp.	3.250%	10/1/29	2,000	1,974
Aircastle Ltd.	4.250%	6/15/26	4,550	4,670
Ares Capital Corp.	4.250%	3/1/25	5,350	5,500
GATX Corp.	3.250%	3/30/25	2,675	2,725
GATX Corp.	3.250%	9/15/26	1,950	1,985
GATX Corp.	3.850%	3/30/27	3,900	4,088
GATX Corp.	3.500%	3/15/28	7,328	7,535
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	15,886	16,189

Insurance (1.8%)
3 Aegon NV	5.500%	4/11/48	6,545	6,970
Aetna Inc.	3.500%	11/15/24	4,388	4,571
Aflac Inc.	3.625%	11/15/24	4,520	4,801
Aflac Inc.	3.250%	3/17/25	4,265	4,461
Aflac Inc.	2.875%	10/15/26	2,975	3,039

Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,848	5,005
Allstate Corp.	3.280%	12/15/26	4,505	4,799
American Financial Group Inc.	3.500%	8/15/26	4,200	4,326
American International Group Inc.	3.750%	7/10/25	8,162	8,636
American International Group Inc.	3.900%	4/1/26	9,109	9,711
American International Group Inc.	4.200%	4/1/28	9,220	10,039
American International Group Inc.	4.250%	3/15/29	4,950	5,410
3 American International Group Inc.	5.750%	4/1/48	4,650	4,953
Anthem Inc.	3.350%	12/1/24	9,755	10,147
Anthem Inc.	2.375%	1/15/25	3,500	3,479
Anthem Inc.	3.650%	12/1/27	13,625	14,289
Anthem Inc.	4.101%	3/1/28	11,608	12,500
Anthem Inc.	2.875%	9/15/29	6,355	6,279
Aon Corp.	3.750%	5/2/29	6,750	7,187
Aon plc	3.875%	12/15/25	12,740	13,705
Arch Capital Finance LLC	4.011%	12/15/26	4,640	5,070
Assurant Inc.	4.900%	3/27/28	3,500	3,847
Athene Holding Ltd.	4.125%	1/12/28	8,575	8,800
AXA Equitable Holdings Inc.	7.000%	4/1/28	2,250	2,728
AXA Equitable Holdings Inc.	4.350%	4/20/28	18,450	19,621
AXIS Specialty Finance LLC	3.900%	7/15/29	2,450	2,564
AXIS Specialty Finance plc	4.000%	12/6/27	3,075	3,277
Berkshire Hathaway Inc.	3.125%	3/15/26	26,212	27,623
Brighthouse Financial Inc.	3.700%	6/22/27	10,545	10,423
Brown & Brown Inc.	4.500%	3/15/29	2,800	3,062
Chubb INA Holdings Inc.	3.150%	3/15/25	8,818	9,247
Chubb INA Holdings Inc.	3.350%	5/3/26	11,621	12,366
Cigna Holding Co.	3.250%	4/15/25	7,950	8,177
Cigna Holding Co.	3.050%	10/15/27	3,885	3,917
Cincinnati Financial Corp.	6.920%	5/15/28	3,200	4,200
CNA Financial Corp.	4.500%	3/1/26	5,889	6,416
CNA Financial Corp.	3.450%	8/15/27	2,753	2,852
CNA Financial Corp.	3.900%	5/1/29	4,000	4,292
CNO Financial Group Inc.	5.250%	5/30/29	4,000	4,375
Enstar Group Ltd.	4.950%	6/1/29	11,756	12,468
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,958
First American Financial Corp.	4.600%	11/15/24	2,700	2,903
Globe Life Inc.	4.550%	9/15/28	4,225	4,716
Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	5,043
Hartford Financial Services Group Inc.	2.800%	8/19/29	4,000	4,010
Humana Inc.	3.850%	10/1/24	5,591	5,864
Humana Inc.	3.950%	3/15/27	5,175	5,488
Humana Inc.	3.125%	8/15/29	5,000	4,983
Kemper Corp.	4.350%	2/15/25	2,500	2,638
Lincoln National Corp.	3.350%	3/9/25	1,900	1,975
Lincoln National Corp.	3.625%	12/12/26	6,633	6,982
Manulife Financial Corp.	4.150%	3/4/26	11,757	12,987
3 Manulife Financial Corp.	4.061%	2/24/32	5,135	5,300
Markel Corp.	3.500%	11/1/27	2,500	2,557
Markel Corp.	3.350%	9/17/29	2,500	2,517
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,131
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,700	3,908
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,952	6,387
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	12,000	13,545
Mercury General Corp.	4.400%	3/15/27	3,465	3,654
MetLife Inc.	3.000%	3/1/25	3,271	3,394
MetLife Inc.	3.600%	11/13/25	3,865	4,149

Old Republic International Corp.	4.875%	10/1/24	4,625	5,059
Old Republic International Corp.	3.875%	8/26/26	4,625	4,867
PartnerRe Finance B LLC	3.700%	7/2/29	6,000	6,248
Principal Financial Group Inc.	3.400%	5/15/25	5,266	5,508
Principal Financial Group Inc.	3.100%	11/15/26	1,935	1,998
Principal Financial Group Inc.	3.700%	5/15/29	3,736	4,026
Progressive Corp.	2.450%	1/15/27	4,340	4,361
Prudential Financial Inc.	3.878%	3/27/28	3,500	3,844
3 Prudential Financial Inc.	5.200%	3/15/44	5,525	5,767
3 Prudential Financial Inc.	5.375%	5/15/45	9,150	9,745
3 Prudential Financial Inc.	4.500%	9/15/47	7,125	7,254
3 Prudential Financial Inc.	5.700%	9/15/48	8,300	9,221
Reinsurance Group of America Inc.	3.950%	9/15/26	2,200	2,344
Reinsurance Group of America Inc.	3.900%	5/15/29	3,470	3,697
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,800	2,937
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,876
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,325
Trinity Acquisition plc	4.400%	3/15/26	4,680	5,064
UnitedHealth Group Inc.	3.750%	7/15/25	17,579	18,917
UnitedHealth Group Inc.	3.700%	12/15/25	1,965	2,111
UnitedHealth Group Inc.	3.100%	3/15/26	10,617	11,094
UnitedHealth Group Inc.	3.450%	1/15/27	3,254	3,457
UnitedHealth Group Inc.	3.375%	4/15/27	7,115	7,550
UnitedHealth Group Inc.	2.950%	10/15/27	8,300	8,569
UnitedHealth Group Inc.	3.850%	6/15/28	10,020	10,968
UnitedHealth Group Inc.	3.875%	12/15/28	6,650	7,301
UnitedHealth Group Inc.	2.875%	8/15/29	5,200	5,295
Unum Group	4.000%	6/15/29	2,000	2,079
Voya Financial Inc.	3.650%	6/15/26	3,504	3,684
3 Voya Financial Inc.	4.700%	1/23/48	2,000	1,870
Willis North America Inc.	4.500%	9/15/28	5,600	6,181
Willis North America Inc.	2.950%	9/15/29	6,200	6,082
XLIT Ltd.	4.450%	3/31/25	4,171	4,523

Other Finance (0.0%)
ORIX Corp.	3.250%	12/4/24	5,950	6,173
ORIX Corp.	3.700%	7/18/27	4,000	4,270

Real Estate Investment Trusts (2.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	6,300	6,588
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,600	2,829
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,000	4,268
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,800	6,261
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	666	752
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	5,725	5,885
American Homes 4 Rent LP	4.250%	2/15/28	2,375	2,558
American Homes 4 Rent LP	4.900%	2/15/29	3,125	3,546
AvalonBay Communities Inc.	3.450%	6/1/25	7,117	7,524
AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,990
AvalonBay Communities Inc.	2.950%	5/11/26	6,538	6,743
AvalonBay Communities Inc.	3.350%	5/15/27	4,635	4,902
AvalonBay Communities Inc.	3.200%	1/15/28	700	733
AvalonBay Communities Inc.	3.300%	6/1/29	2,000	2,115
Boston Properties Inc.	3.400%	6/21/29	2,500	2,622
Boston Properties LP	3.200%	1/15/25	6,958	7,211
Boston Properties LP	3.650%	2/1/26	8,010	8,475

Boston Properties LP	2.750%	10/1/26	7,391	7,470
Boston Properties LP	4.500%	12/1/28	8,350	9,459
Brandywine Operating Partnership LP	3.950%	11/15/27	6,650	6,959
Brixmor Operating Partnership LP	3.850%	2/1/25	7,133	7,449
Brixmor Operating Partnership LP	4.125%	6/15/26	5,950	6,319
Brixmor Operating Partnership LP	3.900%	3/15/27	3,575	3,739
Brixmor Operating Partnership LP	4.125%	5/15/29	7,300	7,785
Camden Property Trust	4.100%	10/15/28	2,000	2,226
Camden Property Trust	3.150%	7/1/29	10,165	10,560
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,700	3,856
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	6,575	6,696
CubeSmart LP	3.125%	9/1/26	4,350	4,385
CubeSmart LP	4.375%	2/15/29	1,378	1,516
Digital Realty Trust LP	4.750%	10/1/25	4,775	5,251
Digital Realty Trust LP	3.700%	8/15/27	7,935	8,342
Digital Realty Trust LP	4.450%	7/15/28	10,435	11,507
Digital Realty Trust LP	3.600%	7/1/29	4,700	4,907
Duke Realty LP	3.750%	12/1/24	1,900	2,009
Duke Realty LP	3.250%	6/30/26	1,750	1,811
Duke Realty LP	3.375%	12/15/27	6,405	6,690
Duke Realty LP	4.000%	9/15/28	1,725	1,883
EPR Properties	4.500%	4/1/25	3,486	3,654
EPR Properties	4.750%	12/15/26	3,800	4,089
EPR Properties	4.500%	6/1/27	3,900	4,132
EPR Properties	4.950%	4/15/28	3,635	3,950
EPR Properties	3.750%	8/15/29	5,000	4,992
ERP Operating LP	3.375%	6/1/25	2,300	2,431
ERP Operating LP	2.850%	11/1/26	4,125	4,228
ERP Operating LP	3.250%	8/1/27	2,150	2,263
ERP Operating LP	3.500%	3/1/28	7,200	7,666
ERP Operating LP	3.000%	7/1/29	7,500	7,736
Essex Portfolio LP	3.500%	4/1/25	6,400	6,685
Essex Portfolio LP	3.375%	4/15/26	4,250	4,441
Essex Portfolio LP	4.000%	3/1/29	3,175	3,465
Federal Realty Investment Trust	3.250%	7/15/27	3,900	4,059
Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,938
HCP Inc.	3.400%	2/1/25	7,569	7,857
HCP Inc.	4.000%	6/1/25	3,212	3,417
HCP Inc.	3.250%	7/15/26	4,700	4,832
HCP Inc.	3.500%	7/15/29	6,000	6,226
Healthcare Realty Trust Inc.	3.625%	1/15/28	6,306	6,549
Healthcare Trust of America Holdings LP	3.500%	8/1/26	5,700	5,876
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,500	4,703
Highwoods Realty LP	3.875%	3/1/27	2,625	2,749
Highwoods Realty LP	4.125%	3/15/28	3,700	3,928
Highwoods Realty LP	4.200%	4/15/29	1,650	1,774
Host Hotels & Resorts LP	4.000%	6/15/25	4,830	5,098
Host Hotels & Resorts LP	3.375%	12/15/29	2,750	2,739
Hudson Pacific Properties LP	3.950%	11/1/27	1,150	1,205
Kilroy Realty LP	3.450%	12/15/24	4,783	4,978
Kilroy Realty LP	4.375%	10/1/25	3,489	3,757
Kilroy Realty LP	4.750%	12/15/28	1,525	1,729
Kilroy Realty LP	4.250%	8/15/29	3,824	4,167
Kimco Realty Corp.	3.300%	2/1/25	7,160	7,369
Kimco Realty Corp.	2.800%	10/1/26	4,050	4,065

Kite Realty Group LP	4.000%	10/1/26	2,750	2,731
Liberty Property LP	3.750%	4/1/25	4,150	4,355
Liberty Property LP	3.250%	10/1/26	1,900	1,954
Liberty Property LP	4.375%	2/1/29	600	669
Life Storage LP	3.500%	7/1/26	4,075	4,195
Life Storage LP	3.875%	12/15/27	2,945	3,115
Life Storage LP	4.000%	6/15/29	3,000	3,206
Mid-America Apartments LP	4.000%	11/15/25	4,225	4,541
Mid-America Apartments LP	3.600%	6/1/27	5,520	5,845
Mid-America Apartments LP	3.950%	3/15/29	2,230	2,428
National Retail Properties Inc.	4.000%	11/15/25	1,300	1,392
National Retail Properties Inc.	3.600%	12/15/26	3,730	3,925
National Retail Properties Inc.	4.300%	10/15/28	2,525	2,801
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,913	5,183
Omega Healthcare Investors Inc.	5.250%	1/15/26	7,881	8,657
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,486	8,996
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,405	3,677
Physicians Realty LP	4.300%	3/15/27	3,800	4,054
Physicians Realty LP	3.950%	1/15/28	1,707	1,784
Prologis LP	3.750%	11/1/25	5,340	5,804
Prologis LP	3.875%	9/15/28	3,300	3,681
Public Storage	3.094%	9/15/27	3,550	3,729
Public Storage	3.385%	5/1/29	1,500	1,611
Realty Income Corp.	3.875%	4/15/25	3,700	3,970
Realty Income Corp.	4.125%	10/15/26	6,365	7,018
Realty Income Corp.	3.000%	1/15/27	4,690	4,819
Realty Income Corp.	3.650%	1/15/28	4,539	4,863
Realty Income Corp.	3.250%	6/15/29	15,250	15,928
Regency Centers LP	3.600%	2/1/27	3,675	3,873
Regency Centers LP	4.125%	3/15/28	2,800	3,042
Regency Centers LP	2.950%	9/15/29	3,000	2,986
Sabra Health Care LP	5.125%	8/15/26	3,675	3,930
Sabra Health Care LP	3.900%	10/15/29	2,000	1,978
Select Income REIT	4.500%	2/1/25	3,183	3,293
Service Properties Trust	4.350%	10/1/24	6,800	6,883
Service Properties Trust	4.500%	3/15/25	3,025	3,068
Service Properties Trust	5.250%	2/15/26	5,230	5,454
Service Properties Trust	4.750%	10/1/26	2,160	2,168
Service Properties Trust	4.950%	2/15/27	1,610	1,637
Service Properties Trust	3.950%	1/15/28	2,000	1,912
Service Properties Trust	4.375%	2/15/30	1,500	1,433
Simon Property Group LP	3.375%	10/1/24	4,855	5,106
Simon Property Group LP	3.500%	9/1/25	7,000	7,408
Simon Property Group LP	3.300%	1/15/26	7,125	7,462
Simon Property Group LP	3.250%	11/30/26	6,180	6,489
Simon Property Group LP	3.375%	6/15/27	5,990	6,328
Simon Property Group LP	3.375%	12/1/27	6,100	6,453
Simon Property Group LP	2.450%	9/13/29	10,225	9,965
SITE Centers Corp.	3.625%	2/1/25	4,150	4,267
SITE Centers Corp.	4.250%	2/1/26	2,831	3,003
SITE Centers Corp.	4.700%	6/1/27	8,200	8,987
Spirit Realty LP	3.200%	1/15/27	3,310	3,282
Spirit Realty LP	4.000%	7/15/29	2,213	2,300
STORE Capital Corp.	4.500%	3/15/28	3,225	3,479
Tanger Properties LP	3.750%	12/1/24	1,550	1,590
Tanger Properties LP	3.125%	9/1/26	1,775	1,744
Tanger Properties LP	3.875%	7/15/27	1,700	1,732

UDR Inc.	4.000%	10/1/25	4,850	5,248
UDR Inc.	2.950%	9/1/26	5,425	5,516
UDR Inc.	3.500%	1/15/28	1,500	1,581
Ventas Realty LP	2.650%	1/15/25	3,400	3,424
Ventas Realty LP	3.500%	2/1/25	5,690	5,965
Ventas Realty LP	4.125%	1/15/26	3,661	3,956
Ventas Realty LP	3.250%	10/15/26	6,625	6,838
Ventas Realty LP	4.000%	3/1/28	4,750	5,096
Ventas Realty LP	4.400%	1/15/29	3,113	3,453
VEREIT Operating Partnership LP	4.625%	11/1/25	3,350	3,653
VEREIT Operating Partnership LP	4.875%	6/1/26	5,033	5,583
VEREIT Operating Partnership LP	3.950%	8/15/27	5,766	6,076
Vornado Realty LP	3.500%	1/15/25	3,400	3,508
Welltower Inc.	4.000%	6/1/25	5,063	5,406
Welltower Inc.	4.250%	4/1/26	6,100	6,628
Welltower Inc.	4.250%	4/15/28	5,975	6,551
Welltower Inc.	4.125%	3/15/29	9,205	10,016
WP Carey Inc.	4.000%	2/1/25	1,990	2,088
WP Carey Inc.	4.250%	10/1/26	1,175	1,255
WP Carey Inc.	3.850%	7/15/29	3,100	3,280
				4,998,059
Industrial (23.4%)
Basic Industry (1.1%)
Albemarle Corp.	4.150%	12/1/24	5,365	5,721
ArcelorMittal	6.125%	6/1/25	4,890	5,483
ArcelorMittal	4.550%	3/11/26	7,020	7,336
ArcelorMittal	4.250%	7/16/29	4,000	4,066
Cabot Corp.	4.000%	7/1/29	2,900	3,042
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,550	6,692
Dow Chemical Co.	3.500%	10/1/24	9,200	9,585
4 Dow Chemical Co.	4.550%	11/30/25	3,050	3,339
4 Dow Chemical Co.	3.625%	5/15/26	3,625	3,776
4 Dow Chemical Co.	4.800%	11/30/28	5,250	5,926
DuPont de Nemours Inc.	4.493%	11/15/25	18,875	20,834
DuPont de Nemours Inc.	4.725%	11/15/28	21,642	24,699
Eastman Chemical Co.	3.800%	3/15/25	10,024	10,504
Ecolab Inc.	2.700%	11/1/26	10,540	10,799
Ecolab Inc.	3.250%	12/1/27	1,660	1,765
Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,435	5,530
Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,925	6,355
FMC Corp.	3.200%	10/1/26	3,400	3,431
Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,120
Huntsman International LLC	4.500%	5/1/29	3,500	3,682
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,193
International Paper Co.	3.800%	1/15/26	8,421	8,928
International Paper Co.	3.000%	2/15/27	2,015	2,041
Kinross Gold Corp.	4.500%	7/15/27	6,617	6,923
LYB International Finance II BV	3.500%	3/2/27	9,147	9,420
Methanex Corp.	4.250%	12/1/24	3,500	3,526
Mosaic Co.	4.050%	11/15/27	5,450	5,644
Newmont Goldcorp Corp.	2.800%	10/1/29	1,500	1,482
Nucor Corp.	3.950%	5/1/28	4,085	4,457
Nutrien Ltd.	3.375%	3/15/25	5,285	5,461
Nutrien Ltd.	3.000%	4/1/25	4,111	4,170
Nutrien Ltd.	4.000%	12/15/26	6,655	7,118
Nutrien Ltd.	4.200%	4/1/29	3,575	3,929
Packaging Corp. of America	3.400%	12/15/27	3,295	3,392

PPG Industries Inc.	2.800%	8/15/29	200	200
Praxair Inc.	2.650%	2/5/25	2,216	2,273
Praxair Inc.	3.200%	1/30/26	5,487	5,813
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	15,332	16,455
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,000	1,351
Rohm & Haas Co.	7.850%	7/15/29	6,000	8,024
RPM International Inc.	3.750%	3/15/27	4,080	4,228
RPM International Inc.	4.550%	3/1/29	3,865	4,190
SASOL Financing USA LLC	6.500%	9/27/28	6,325	6,958
Sherwin-Williams Co.	3.450%	8/1/25	4,300	4,485
Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,690
Sherwin-Williams Co.	3.450%	6/1/27	14,940	15,610
Sherwin-Williams Co.	2.950%	8/15/29	7,000	7,015
Southern Copper Corp.	3.875%	4/23/25	6,225	6,504
Suzano Austria GmbH	6.000%	1/15/29	14,900	16,148
Vale Overseas Ltd.	6.250%	8/10/26	14,150	16,343
Westlake Chemical Corp.	3.600%	8/15/26	7,353	7,583
Weyerhaeuser Co.	4.000%	11/15/29	2,500	2,717
WRKCo Inc.	3.750%	3/15/25	7,925	8,338
WRKCo Inc.	4.650%	3/15/26	6,941	7,615
WRKCo Inc.	3.375%	9/15/27	4,146	4,215
WRKCo Inc.	4.000%	3/15/28	5,975	6,317
WRKCo Inc.	3.900%	6/1/28	2,250	2,360
WRKCo Inc.	4.900%	3/15/29	5,225	5,903
Yamana Gold Inc.	4.625%	12/15/27	1,275	1,351

Capital Goods (2.1%)
3M Co.	2.000%	2/14/25	6,000	5,964
3M Co.	3.000%	8/7/25	2,700	2,825
3M Co.	2.250%	9/19/26	5,150	5,132
3M Co.	2.875%	10/15/27	6,500	6,723
3M Co.	3.625%	9/14/28	7,630	8,343
3M Co.	3.375%	3/1/29	6,500	6,979
3M Co.	2.375%	8/26/29	8,000	7,939
ABB Finance USA Inc.	3.800%	4/3/28	5,860	6,463
Allegion plc	3.500%	10/1/29	3,350	3,376
Allegion US Holding Co. Inc.	3.200%	10/1/24	3,275	3,320
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,278
Avery Dennison Corp.	4.875%	12/6/28	4,000	4,564
4 Bemis Co. Inc.	3.100%	9/15/26	2,700	2,678
Boeing Co.	2.850%	10/30/24	2,951	3,032
Boeing Co.	2.500%	3/1/25	1,092	1,096
Boeing Co.	2.600%	10/30/25	2,200	2,232
Boeing Co.	3.100%	5/1/26	5,200	5,449
Boeing Co.	2.250%	6/15/26	3,395	3,368
Boeing Co.	2.700%	2/1/27	4,615	4,714
Boeing Co.	2.800%	3/1/27	3,472	3,545
Boeing Co.	3.250%	3/1/28	2,050	2,155
Boeing Co.	3.450%	11/1/28	4,136	4,429
Boeing Co.	3.200%	3/1/29	8,600	9,033
Carlisle Cos. Inc.	3.500%	12/1/24	3,700	3,848
Carlisle Cos. Inc.	3.750%	12/1/27	4,825	5,069
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,958	7,300
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,568
Caterpillar Inc.	2.600%	9/19/29	1,900	1,916
CNH Industrial NV	3.850%	11/15/27	4,399	4,528
Dover Corp.	3.150%	11/15/25	4,014	4,085

Eagle Materials Inc.	4.500%	8/1/26	2,300	2,366
Eaton Corp.	3.103%	9/15/27	6,200	6,446
Embraer Netherlands Finance BV	5.050%	6/15/25	4,123	4,519
Embraer Netherlands Finance BV	5.400%	2/1/27	9,388	10,640
Emerson Electric Co.	3.150%	6/1/25	3,300	3,481
Fortive Corp.	3.150%	6/15/26	7,206	7,311
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,250	4,487
Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,725	5,698
General Dynamics Corp.	2.375%	11/15/24	7,350	7,452
General Dynamics Corp.	3.500%	5/15/25	7,700	8,225
General Dynamics Corp.	2.125%	8/15/26	4,574	4,561
General Dynamics Corp.	2.625%	11/15/27	5,610	5,747
General Dynamics Corp.	3.750%	5/15/28	6,150	6,824
General Electric Co.	3.450%	5/15/24	3,191	3,278
General Electric Co.	5.550%	1/5/26	575	652
Hexcel Corp.	4.700%	8/15/25	1,500	1,622
Hexcel Corp.	3.950%	2/15/27	3,995	4,154
Honeywell International Inc.	2.500%	11/1/26	10,218	10,407
Honeywell International Inc.	2.700%	8/15/29	2,000	2,064
Hubbell Inc.	3.350%	3/1/26	3,380	3,447
Hubbell Inc.	3.150%	8/15/27	2,700	2,727
Hubbell Inc.	3.500%	2/15/28	3,650	3,795
Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,620	6,918
Illinois Tool Works Inc.	2.650%	11/15/26	8,885	9,174
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	8,400	8,746
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,175	3,298
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	7,450	7,913
John Deere Capital Corp.	3.450%	3/13/25	1,750	1,863
John Deere Capital Corp.	3.400%	9/11/25	2,300	2,452
John Deere Capital Corp.	2.650%	6/10/26	5,264	5,387
John Deere Capital Corp.	2.250%	9/14/26	4,350	4,335
John Deere Capital Corp.	2.800%	9/8/27	7,050	7,264
John Deere Capital Corp.	3.050%	1/6/28	7,185	7,535
John Deere Capital Corp.	3.450%	3/7/29	2,150	2,325
John Deere Capital Corp.	2.800%	7/18/29	4,300	4,414
Johnson Controls International plc	3.900%	2/14/26	3,161	3,370
Kennametal Inc.	4.625%	6/15/28	3,750	3,989
L3Harris Technologies Inc.	3.832%	4/27/25	7,284	7,763
4 L3Harris Technologies Inc.	3.850%	12/15/26	6,503	6,976
L3Harris Technologies Inc.	4.400%	6/15/28	1,825	2,046
4 L3Harris Technologies Inc.	4.400%	6/15/28	8,015	8,988
Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,311
Leggett & Platt Inc.	3.500%	11/15/27	4,000	4,037
Leggett & Platt Inc.	4.400%	3/15/29	4,000	4,300
Legrand France SA	8.500%	2/15/25	3,175	4,131
Lockheed Martin Corp.	2.900%	3/1/25	8,516	8,841
Lockheed Martin Corp.	3.550%	1/15/26	14,833	15,885
Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,056
Martin Marietta Materials Inc.	3.500%	12/15/27	2,675	2,772
Masco Corp.	4.450%	4/1/25	4,093	4,403
Masco Corp.	4.375%	4/1/26	5,064	5,431
Masco Corp.	3.500%	11/15/27	1,750	1,788
Northrop Grumman Corp.	2.930%	1/15/25	12,850	13,229
Northrop Grumman Corp.	3.200%	2/1/27	3,400	3,547
Northrop Grumman Corp.	3.250%	1/15/28	11,930	12,503
Nvent Finance Sarl	4.550%	4/15/28	2,560	2,704
Oshkosh Corp.	4.600%	5/15/28	2,450	2,640

Owens Corning	4.200%	12/1/24	3,250	3,436
Owens Corning	3.400%	8/15/26	6,260	6,285
Owens Corning	3.950%	8/15/29	1,000	1,017
Parker-Hannifin Corp.	3.300%	11/21/24	4,835	5,052
Parker-Hannifin Corp.	3.250%	3/1/27	8,247	8,552
Parker-Hannifin Corp.	3.250%	6/14/29	9,300	9,688
Precision Castparts Corp.	3.250%	6/15/25	8,943	9,336
Raytheon Co.	3.150%	12/15/24	2,455	2,578
Republic Services Inc.	3.200%	3/15/25	9,576	9,946
Republic Services Inc.	2.900%	7/1/26	4,108	4,213
Republic Services Inc.	3.375%	11/15/27	5,875	6,225
Rockwell Automation Inc.	3.500%	3/1/29	4,525	4,903
Rockwell Collins Inc.	3.500%	3/15/27	10,206	10,898
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,450
Roper Technologies Inc.	3.800%	12/15/26	9,650	10,318
Roper Technologies Inc.	4.200%	9/15/28	7,250	7,956
Roper Technologies Inc.	2.950%	9/15/29	3,050	3,065
Snap-on Inc.	3.250%	3/1/27	2,575	2,714
Spirit AeroSystems Inc.	3.850%	6/15/26	7,350	7,550
Spirit AeroSystems Inc.	4.600%	6/15/28	8,590	9,320
Stanley Black & Decker Inc.	3.400%	3/1/26	3,210	3,397
Stanley Black & Decker Inc.	4.250%	11/15/28	4,015	4,569
Textron Inc.	3.875%	3/1/25	2,320	2,448
Textron Inc.	4.000%	3/15/26	3,770	4,021
Textron Inc.	3.650%	3/15/27	4,518	4,729
Textron Inc.	3.375%	3/1/28	1,250	1,286
Timken Co.	4.500%	12/15/28	3,000	3,206
United Technologies Corp.	3.950%	8/16/25	14,857	16,251
United Technologies Corp.	2.650%	11/1/26	10,075	10,311
United Technologies Corp.	4.125%	11/16/28	29,605	33,491
United Technologies Corp.	7.500%	9/15/29	2,500	3,511
Vulcan Materials Co.	4.500%	4/1/25	4,004	4,298
Wabtec Corp.	3.450%	11/15/26	7,581	7,659
Wabtec Corp.	4.950%	9/15/28	8,600	9,476
Waste Connections Inc.	3.500%	5/1/29	8,650	9,183
Waste Management Inc.	3.125%	3/1/25	7,556	7,901
Waste Management Inc.	3.200%	6/15/26	6,845	7,215
Waste Management Inc.	3.150%	11/15/27	8,144	8,557
Waste Management Inc.	3.450%	6/15/29	5,625	6,075
Xylem Inc.	3.250%	11/1/26	4,685	4,824

Communication (2.8%)
Activision Blizzard Inc.	3.400%	9/15/26	8,235	8,572
Activision Blizzard Inc.	3.400%	6/15/27	2,799	2,914
America Movil SAB de CV	3.625%	4/22/29	6,950	7,388
American Tower Corp.	2.950%	1/15/25	1,000	1,020
American Tower Corp.	4.000%	6/1/25	5,669	6,052
American Tower Corp.	4.400%	2/15/26	1,300	1,425
American Tower Corp.	3.375%	10/15/26	10,015	10,411
American Tower Corp.	3.125%	1/15/27	4,752	4,847
American Tower Corp.	3.550%	7/15/27	6,175	6,489
American Tower Corp.	3.600%	1/15/28	5,000	5,258
American Tower Corp.	3.950%	3/15/29	5,300	5,682
American Tower Corp.	3.800%	8/15/29	9,723	10,333
AT&T Inc.	3.950%	1/15/25	11,902	12,693
AT&T Inc.	3.400%	5/15/25	39,565	41,313
AT&T Inc.	3.600%	7/15/25	10,260	10,771

AT&T Inc.	3.875%	1/15/26	9,125	9,680
AT&T Inc.	4.125%	2/17/26	20,712	22,330
AT&T Inc.	2.950%	7/15/26	675	682
AT&T Inc.	3.800%	2/15/27	11,802	12,486
AT&T Inc.	4.250%	3/1/27	11,930	12,997
AT&T Inc.	4.100%	2/15/28	18,310	19,795
AT&T Inc.	4.350%	3/1/29	28,200	31,085
British Telecommunications plc	5.125%	12/4/28	5,000	5,703
CBS Corp.	3.500%	1/15/25	5,500	5,719
CBS Corp.	4.000%	1/15/26	5,603	5,969
CBS Corp.	2.900%	1/15/27	5,740	5,684
CBS Corp.	3.375%	2/15/28	4,800	4,906
CBS Corp.	3.700%	6/1/28	4,500	4,685
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	35,750	39,216
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	19,245	19,701
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	13,750	15,332
Comcast Corp.	3.375%	2/15/25	8,465	8,917
Comcast Corp.	3.375%	8/15/25	18,744	19,794
Comcast Corp.	3.950%	10/15/25	16,140	17,549
Comcast Corp.	3.150%	3/1/26	20,129	21,006
Comcast Corp.	2.350%	1/15/27	25,175	25,008
Comcast Corp.	3.300%	2/1/27	12,375	13,013
Comcast Corp.	3.150%	2/15/28	9,580	9,970
Comcast Corp.	4.150%	10/15/28	34,000	38,009
Crown Castle International Corp.	4.450%	2/15/26	7,513	8,232
Crown Castle International Corp.	3.700%	6/15/26	11,993	12,643
Crown Castle International Corp.	4.000%	3/1/27	3,870	4,171
Crown Castle International Corp.	3.650%	9/1/27	9,459	10,034
Crown Castle International Corp.	3.800%	2/15/28	10,500	11,195
Crown Castle International Corp.	4.300%	2/15/29	1,200	1,327
Discovery Communications LLC	3.900%	11/15/24	6,350	6,666
Discovery Communications LLC	3.450%	3/15/25	3,046	3,127
Discovery Communications LLC	3.950%	6/15/25	5,975	6,282
Discovery Communications LLC	4.900%	3/11/26	5,741	6,373
Discovery Communications LLC	3.950%	3/20/28	15,850	16,516
Discovery Communications LLC	4.125%	5/15/29	6,250	6,562
Electronic Arts Inc.	4.800%	3/1/26	4,750	5,370
4 Fox Corp.	4.709%	1/25/29	19,000	21,700
Grupo Televisa SAB	6.625%	3/18/25	3,860	4,518
Grupo Televisa SAB	4.625%	1/30/26	2,635	2,824
Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,190	6,936
Moody's Corp.	4.250%	2/1/29	1,000	1,122
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	8,306	8,738
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	11,326	11,913
RELX Capital Inc.	4.000%	3/18/29	5,500	5,986
Rogers Communications Inc.	3.625%	12/15/25	5,551	5,916
Rogers Communications Inc.	2.900%	11/15/26	4,625	4,729
S&P Global Inc.	4.000%	6/15/25	7,272	7,962
S&P Global Inc.	4.400%	2/15/26	6,515	7,262
S&P Global Inc.	2.950%	1/22/27	4,365	4,541
Telefonica Emisiones SAU	4.103%	3/8/27	12,000	13,065
TELUS Corp.	2.800%	2/16/27	5,600	5,647
TELUS Corp.	3.700%	9/15/27	805	861
Thomson Reuters Corp.	3.350%	5/15/26	5,250	5,407

Verizon Communications Inc.	3.500%	11/1/24	8,977	9,509
Verizon Communications Inc.	3.376%	2/15/25	20,002	21,114
Verizon Communications Inc.	2.625%	8/15/26	20,876	21,140
Verizon Communications Inc.	4.125%	3/16/27	29,176	32,146
Verizon Communications Inc.	4.329%	9/21/28	37,331	42,311
Verizon Communications Inc.	4.016%	12/3/29	7,500	8,338
Vodafone Group plc	4.125%	5/30/25	13,173	14,237
Vodafone Group plc	4.375%	5/30/28	26,850	29,595
Walt Disney Co.	3.150%	9/17/25	8,000	8,505
4 Walt Disney Co.	3.700%	10/15/25	2,925	3,161
Walt Disney Co.	3.000%	2/13/26	8,535	8,968
Walt Disney Co.	1.850%	7/30/26	12,052	11,886
4 Walt Disney Co.	3.375%	11/15/26	5,200	5,567
Walt Disney Co.	2.000%	9/1/29	15,000	14,556

Consumer Cyclical (2.9%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	17,000	17,838
Alibaba Group Holding Ltd.	3.400%	12/6/27	18,350	19,063
Amazon.com Inc.	2.800%	8/22/24	10,935	11,359
Amazon.com Inc.	3.800%	12/5/24	10,123	11,009
Amazon.com Inc.	5.200%	12/3/25	6,900	8,084
Amazon.com Inc.	3.150%	8/22/27	20,974	22,249
American Honda Finance Corp.	2.300%	9/9/26	2,640	2,628
American Honda Finance Corp.	3.500%	2/15/28	5,600	6,022
Aptiv plc	4.250%	1/15/26	5,400	5,780
Aptiv plc	4.350%	3/15/29	1,300	1,406
Automatic Data Processing Inc.	3.375%	9/15/25	9,477	10,151
AutoNation Inc.	3.500%	11/15/24	3,800	3,870
AutoNation Inc.	4.500%	10/1/25	5,040	5,354
AutoNation Inc.	3.800%	11/15/27	3,750	3,795
AutoZone Inc.	3.250%	4/15/25	4,120	4,268
AutoZone Inc.	3.125%	4/21/26	4,600	4,728
AutoZone Inc.	3.750%	6/1/27	6,647	7,076
AutoZone Inc.	3.750%	4/18/29	3,500	3,752
Best Buy Co. Inc.	4.450%	10/1/28	2,685	2,913
Block Financial LLC	5.250%	10/1/25	3,025	3,279
Booking Holdings Inc.	3.650%	3/15/25	3,500	3,725
Booking Holdings Inc.	3.600%	6/1/26	14,430	15,413
Booking Holdings Inc.	3.550%	3/15/28	4,000	4,288
BorgWarner Inc.	3.375%	3/15/25	4,150	4,281
Costco Wholesale Corp.	3.000%	5/18/27	7,803	8,255
Cummins Inc.	7.125%	3/1/28	775	1,036
Darden Restaurants Inc.	3.850%	5/1/27	4,050	4,277
Dollar General Corp.	4.150%	11/1/25	6,312	6,878
Dollar General Corp.	3.875%	4/15/27	5,750	6,144
Dollar General Corp.	4.125%	5/1/28	2,700	2,952
Dollar Tree Inc.	4.000%	5/15/25	9,700	10,280
Dollar Tree Inc.	4.200%	5/15/28	9,250	9,926
eBay Inc.	3.450%	8/1/24	3,825	3,974
eBay Inc.	3.600%	6/5/27	6,750	7,028
Expedia Group Inc.	5.000%	2/15/26	4,245	4,762
Expedia Group Inc.	3.800%	2/15/28	13,219	13,809
Ford Motor Co.	4.346%	12/8/26	8,575	8,581
Ford Motor Co.	6.625%	10/1/28	4,364	4,782
Ford Motor Co.	6.375%	2/1/29	1,181	1,268
Ford Motor Credit Co. LLC	4.687%	6/9/25	7,700	7,846
Ford Motor Credit Co. LLC	4.134%	8/4/25	12,213	12,085

Ford Motor Credit Co. LLC	4.389%	1/8/26	11,364	11,305
Ford Motor Credit Co. LLC	4.542%	8/1/26	2,000	1,998
Ford Motor Credit Co. LLC	3.815%	11/2/27	6,880	6,525
Ford Motor Credit Co. LLC	5.113%	5/3/29	8,700	8,744
General Motors Co.	4.000%	4/1/25	2,283	2,341
General Motors Co.	5.000%	10/1/28	7,800	8,269
General Motors Financial Co. Inc.	3.500%	11/7/24	7,500	7,586
General Motors Financial Co. Inc.	4.000%	1/15/25	7,843	8,043
General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	7,203
General Motors Financial Co. Inc.	4.300%	7/13/25	6,941	7,200
General Motors Financial Co. Inc.	5.250%	3/1/26	9,000	9,715
General Motors Financial Co. Inc.	4.000%	10/6/26	6,502	6,559
General Motors Financial Co. Inc.	4.350%	1/17/27	9,792	10,056
General Motors Financial Co. Inc.	3.850%	1/5/28	7,100	7,018
General Motors Financial Co. Inc.	5.650%	1/17/29	7,750	8,522
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	7,500	8,277
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	7,775	8,563
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	5,275	5,989
Harley-Davidson Inc.	3.500%	7/28/25	5,120	5,291
Harman International Industries Inc.	4.150%	5/15/25	3,200	3,389
Home Depot Inc.	3.350%	9/15/25	11,035	11,799
Home Depot Inc.	3.000%	4/1/26	12,727	13,314
Home Depot Inc.	2.125%	9/15/26	7,900	7,851
Home Depot Inc.	2.800%	9/14/27	5,024	5,224
Home Depot Inc.	3.900%	12/6/28	5,575	6,266
Home Depot Inc.	2.950%	6/15/29	6,500	6,791
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	4,037
Hyatt Hotels Corp.	4.375%	9/15/28	4,000	4,364
IHS Markit Ltd.	4.750%	8/1/28	6,000	6,675
IHS Markit Ltd.	4.250%	5/1/29	5,435	5,843
JD.com Inc.	3.875%	4/29/26	4,825	5,008
Kohl's Corp.	4.250%	7/17/25	5,150	5,438
Las Vegas Sands Corp.	3.500%	8/18/26	8,100	8,227
Las Vegas Sands Corp.	3.900%	8/8/29	6,198	6,357
Lear Corp.	5.250%	1/15/25	6,365	6,562
Lear Corp.	3.800%	9/15/27	6,249	6,270
Lear Corp.	4.250%	5/15/29	1,800	1,843
Lowe's Cos. Inc.	3.375%	9/15/25	6,283	6,573
Lowe's Cos. Inc.	2.500%	4/15/26	9,227	9,182
Lowe's Cos. Inc.	3.100%	5/3/27	14,956	15,403
Lowe's Cos. Inc.	3.650%	4/5/29	12,200	13,024
Magna International Inc.	4.150%	10/1/25	5,500	5,903
Marriott International Inc.	3.750%	3/15/25	2,500	2,637
Marriott International Inc.	3.750%	10/1/25	3,220	3,396
Marriott International Inc.	3.125%	6/15/26	6,675	6,805
Marriott International Inc.	4.000%	4/15/28	4,500	4,845
Mastercard Inc.	2.950%	11/21/26	10,550	11,082
Mastercard Inc.	3.500%	2/26/28	1,800	1,965
Mastercard Inc.	2.950%	6/1/29	8,960	9,385
McDonald's Corp.	3.375%	5/26/25	10,184	10,759
McDonald's Corp.	3.700%	1/30/26	10,500	11,259
McDonald's Corp.	3.500%	3/1/27	11,250	12,009
McDonald's Corp.	3.800%	4/1/28	7,885	8,633
McDonald's Corp.	2.625%	9/1/29	2,000	1,992
NIKE Inc.	2.375%	11/1/26	9,150	9,316
Nordstrom Inc.	4.000%	3/15/27	3,500	3,566
O'Reilly Automotive Inc.	3.550%	3/15/26	4,112	4,330

O'Reilly Automotive Inc.	3.600%	9/1/27	11,025	11,701
QVC Inc.	4.450%	2/15/25	1,987	2,058
Ralph Lauren Corp.	3.750%	9/15/25	2,750	2,950
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,090	6,235
Sands China Ltd.	5.125%	8/8/25	14,400	15,678
Sands China Ltd.	5.400%	8/8/28	15,635	17,648
Starbucks Corp.	3.800%	8/15/25	17,140	18,496
Starbucks Corp.	2.450%	6/15/26	3,800	3,818
Starbucks Corp.	3.500%	3/1/28	3,500	3,747
Starbucks Corp.	4.000%	11/15/28	2,100	2,338
Tapestry Inc.	4.250%	4/1/25	5,450	5,705
Tapestry Inc.	4.125%	7/15/27	4,850	4,944
Target Corp.	2.500%	4/15/26	7,912	8,058
Target Corp.	3.375%	4/15/29	6,000	6,452
TJX Cos. Inc.	2.250%	9/15/26	9,764	9,731
Toyota Motor Corp.	3.669%	7/20/28	1,678	1,859
Toyota Motor Corp.	2.760%	7/2/29	4,075	4,206
Toyota Motor Credit Corp.	3.400%	4/14/25	5,660	6,031
Toyota Motor Credit Corp.	3.200%	1/11/27	7,720	8,224
Toyota Motor Credit Corp.	3.050%	1/11/28	5,200	5,497
Toyota Motor Credit Corp.	3.650%	1/8/29	4,000	4,428
Visa Inc.	3.150%	12/14/25	35,721	38,083
Visa Inc.	2.750%	9/15/27	5,675	5,946
Walgreens Boots Alliance Inc.	3.800%	11/18/24	15,903	16,768
Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,610	14,040
Walmart Inc.	2.650%	12/15/24	8,500	8,750
Walmart Inc.	3.550%	6/26/25	19,620	21,184
Walmart Inc.	3.050%	7/8/26	9,100	9,639
Walmart Inc.	5.875%	4/5/27	100	124
Walmart Inc.	3.700%	6/26/28	19,550	21,650
Walmart Inc.	3.250%	7/8/29	10,350	11,167
Walmart Inc.	2.375%	9/24/29	2,000	2,016

Consumer Noncyclical (6.3%)
Abbott Laboratories	2.950%	3/15/25	6,395	6,635
Abbott Laboratories	3.875%	9/15/25	3,865	4,202
Abbott Laboratories	3.750%	11/30/26	15,798	17,180
AbbVie Inc.	3.600%	5/14/25	29,329	30,471
AbbVie Inc.	3.200%	5/14/26	16,045	16,322
AbbVie Inc.	4.250%	11/14/28	14,510	15,718
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,863
Agilent Technologies Inc.	3.050%	9/22/26	3,650	3,710
Allergan Funding SCS	3.800%	3/15/25	23,723	24,792
Altria Group Inc.	4.400%	2/14/26	11,975	12,800
Altria Group Inc.	2.625%	9/16/26	4,360	4,210
Altria Group Inc.	4.800%	2/14/29	24,425	26,716
AmerisourceBergen Corp.	3.250%	3/1/25	6,483	6,700
AmerisourceBergen Corp.	3.450%	12/15/27	9,225	9,548
Amgen Inc.	3.125%	5/1/25	6,985	7,256
Amgen Inc.	2.600%	8/19/26	10,560	10,584
Amgen Inc.	3.200%	11/2/27	7,090	7,398
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	41,576	44,393
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	600	642
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	22,735	24,836
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	9,950	10,962
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	49,200	57,151

Archer-Daniels-Midland Co.	2.500%	8/11/26	8,803	8,890
AstraZeneca plc	3.375%	11/16/25	15,891	16,679
AstraZeneca plc	3.125%	6/12/27	6,275	6,511
AstraZeneca plc	4.000%	1/17/29	7,250	8,047
BAT Capital Corp.	3.215%	9/6/26	8,200	8,116
BAT Capital Corp.	3.557%	8/15/27	28,670	28,828
BAT Capital Corp.	3.462%	9/6/29	4,100	4,012
Baxalta Inc.	4.000%	6/23/25	8,030	8,623
Baxter International Inc.	2.600%	8/15/26	6,167	6,210
Becton Dickinson & Co.	3.734%	12/15/24	12,484	13,213
Becton Dickinson & Co.	3.700%	6/6/27	16,000	16,909
Biogen Inc.	4.050%	9/15/25	13,238	14,309
Boston Scientific Corp.	3.850%	5/15/25	7,200	7,727
Boston Scientific Corp.	3.750%	3/1/26	6,450	6,896
Boston Scientific Corp.	4.000%	3/1/28	7,950	8,705
Boston Scientific Corp.	4.000%	3/1/29	8,245	9,092
4 Bristol-Myers Squibb Co.	3.200%	6/15/26	19,900	20,830
4 Bristol-Myers Squibb Co.	3.400%	7/26/29	32,160	34,376
Brown-Forman Corp.	3.500%	4/15/25	2,950	3,143
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,562	5,546
Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,250	5,360
Campbell Soup Co.	3.950%	3/15/25	9,275	9,816
Campbell Soup Co.	3.300%	3/19/25	2,260	2,302
Campbell Soup Co.	4.150%	3/15/28	8,050	8,668
Cardinal Health Inc.	3.079%	6/15/24	1,813	1,834
Cardinal Health Inc.	3.750%	9/15/25	4,325	4,477
Cardinal Health Inc.	3.410%	6/15/27	11,632	11,508
Celgene Corp.	3.625%	5/15/24	8,330	8,782
Celgene Corp.	3.875%	8/15/25	18,775	20,203
Celgene Corp.	3.450%	11/15/27	4,847	5,111
Celgene Corp.	3.900%	2/20/28	15,775	17,327
CHRISTUS Health	4.341%	7/1/28	3,000	3,395
Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,474
Cigna Corp.	4.125%	11/15/25	8,250	8,900
Cigna Corp.	4.375%	10/15/28	31,950	35,081
Clorox Co.	3.500%	12/15/24	3,685	3,900
Clorox Co.	3.100%	10/1/27	3,550	3,688
Clorox Co.	3.900%	5/15/28	4,225	4,637
Coca-Cola Co.	2.875%	10/27/25	12,960	13,556
Coca-Cola Co.	2.550%	6/1/26	2,325	2,374
Coca-Cola Co.	2.250%	9/1/26	12,690	12,744
Coca-Cola Co.	2.900%	5/25/27	2,500	2,625
Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,786
CommonSpirit Health	2.760%	10/1/24	4,125	4,162
CommonSpirit Health	3.347%	10/1/29	4,175	4,219
Conagra Brands Inc.	4.600%	11/1/25	9,761	10,723
Conagra Brands Inc.	4.850%	11/1/28	11,850	13,402
Constellation Brands Inc.	4.750%	11/15/24	4,100	4,517
Constellation Brands Inc.	4.400%	11/15/25	3,000	3,299
Constellation Brands Inc.	4.750%	12/1/25	3,417	3,829
Constellation Brands Inc.	3.700%	12/6/26	6,610	7,003
Constellation Brands Inc.	3.500%	5/9/27	5,650	5,917
Constellation Brands Inc.	3.600%	2/15/28	5,200	5,479
Constellation Brands Inc.	4.650%	11/15/28	4,000	4,553
Constellation Brands Inc.	3.150%	8/1/29	4,700	4,792
CVS Health Corp.	4.100%	3/25/25	36,836	39,286
CVS Health Corp.	3.875%	7/20/25	28,438	30,108

CVS Health Corp.	2.875%	6/1/26	18,347	18,348
CVS Health Corp.	3.000%	8/15/26	1,200	1,204
CVS Health Corp.	6.250%	6/1/27	150	179
CVS Health Corp.	4.300%	3/25/28	72,386	78,220
CVS Health Corp.	3.250%	8/15/29	19,500	19,604
Danaher Corp.	3.350%	9/15/25	3,475	3,690
Diageo Capital plc	3.875%	5/18/28	3,978	4,419
Diageo Capital plc	2.375%	10/24/29	5,000	4,955
Edwards Lifesciences Corp.	4.300%	6/15/28	3,000	3,372
Eli Lilly & Co.	2.750%	6/1/25	7,145	7,361
Eli Lilly & Co.	3.100%	5/15/27	9,225	9,778
Eli Lilly & Co.	3.375%	3/15/29	9,507	10,300
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,627
Express Scripts Holding Co.	4.500%	2/25/26	14,796	16,158
Express Scripts Holding Co.	3.400%	3/1/27	14,434	14,918
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,692
General Mills Inc.	4.000%	4/17/25	4,033	4,344
General Mills Inc.	3.200%	2/10/27	7,400	7,746
General Mills Inc.	4.200%	4/17/28	13,153	14,612
Gilead Sciences Inc.	3.500%	2/1/25	17,529	18,516
Gilead Sciences Inc.	3.650%	3/1/26	25,350	27,107
Gilead Sciences Inc.	2.950%	3/1/27	8,067	8,307
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	9,000	9,669
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	16,950	18,709
GlaxoSmithKline Capital plc	3.375%	6/1/29	5,311	5,687
Hasbro Inc.	3.500%	9/15/27	3,525	3,600
HCA Inc.	5.250%	4/15/25	13,575	15,102
HCA Inc.	5.250%	6/15/26	12,270	13,666
HCA Inc.	4.500%	2/15/27	10,975	11,771
HCA Inc.	4.125%	6/15/29	15,950	16,747
Hershey Co.	3.200%	8/21/25	2,625	2,778
Hershey Co.	2.300%	8/15/26	4,383	4,402
Ingredion Inc.	3.200%	10/1/26	3,830	3,888
JM Smucker Co.	3.500%	3/15/25	8,296	8,691
JM Smucker Co.	3.375%	12/15/27	3,300	3,469
Johnson & Johnson	2.625%	1/15/25	8,968	9,235
Johnson & Johnson	2.450%	3/1/26	9,435	9,603
Johnson & Johnson	2.950%	3/3/27	10,910	11,465
Johnson & Johnson	2.900%	1/15/28	14,715	15,454
Johnson & Johnson	6.950%	9/1/29	650	908
Kaiser Foundation Hospitals	3.150%	5/1/27	4,425	4,661
Kellogg Co.	3.250%	4/1/26	4,375	4,529
Kellogg Co.	3.400%	11/15/27	5,070	5,320
Kellogg Co.	4.300%	5/15/28	4,430	4,940
Keurig Dr Pepper Inc.	4.417%	5/25/25	4,950	5,406
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,950	2,020
Keurig Dr Pepper Inc.	2.550%	9/15/26	3,600	3,552
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,425	3,532
Keurig Dr Pepper Inc.	4.597%	5/25/28	20,125	22,596
Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,782
Kimberly-Clark Corp.	2.750%	2/15/26	5,137	5,289
Kimberly-Clark Corp.	3.950%	11/1/28	3,987	4,497
Kimberly-Clark Corp.	3.200%	4/25/29	5,000	5,351
Kraft Heinz Foods Co.	3.950%	7/15/25	18,804	19,668
Kraft Heinz Foods Co.	3.000%	6/1/26	16,101	15,914
Kraft Heinz Foods Co.	4.625%	1/30/29	8,025	8,660
Kroger Co.	3.500%	2/1/26	1,575	1,634

Kroger Co.	2.650%	10/15/26	7,822	7,746
Kroger Co.	3.700%	8/1/27	5,095	5,375
Kroger Co.	4.500%	1/15/29	4,475	4,988
Kroger Co.	7.700%	6/1/29	1,000	1,300
Laboratory Corp. of America Holdings	3.600%	2/1/25	8,172	8,570
Laboratory Corp. of America Holdings	3.600%	9/1/27	4,775	5,025
McCormick & Co. Inc.	3.400%	8/15/27	7,425	7,786
McKesson Corp.	3.950%	2/16/28	6,275	6,585
McKesson Corp.	4.750%	5/30/29	2,775	3,091
Mead Johnson Nutrition Co.	4.125%	11/15/25	7,367	8,049
Medtronic Global Holdings SCA	3.350%	4/1/27	500	536
Medtronic Inc.	3.500%	3/15/25	14,382	15,405
Merck & Co. Inc.	2.750%	2/10/25	19,552	20,207
Merck & Co. Inc.	3.400%	3/7/29	14,750	15,965
Mercy Health	4.302%	7/1/28	2,290	2,580
Molson Coors Brewing Co.	3.000%	7/15/26	16,656	16,813
Mondelez International Inc.	3.625%	2/13/26	5,000	5,332
Mylan Inc.	4.550%	4/15/28	6,165	6,567
Mylan NV	3.950%	6/15/26	16,790	17,335
Newell Brands Inc.	4.200%	4/1/26	15,093	15,770
Novartis Capital Corp.	3.000%	11/20/25	16,366	17,231
Novartis Capital Corp.	3.100%	5/17/27	9,854	10,469
PepsiCo Inc.	2.750%	4/30/25	8,637	8,960
PepsiCo Inc.	3.500%	7/17/25	7,145	7,677
PepsiCo Inc.	2.850%	2/24/26	3,664	3,812
PepsiCo Inc.	2.375%	10/6/26	9,518	9,623
PepsiCo Inc.	3.000%	10/15/27	15,225	16,097
PepsiCo Inc.	2.625%	7/29/29	8,300	8,484
PerkinElmer Inc.	3.300%	9/15/29	7,100	7,091
Perrigo Finance Unlimited Co.	3.900%	12/15/24	4,867	4,985
Perrigo Finance Unlimited Co.	4.375%	3/15/26	4,765	4,917
Pfizer Inc.	2.750%	6/3/26	16,591	17,144
Pfizer Inc.	3.000%	12/15/26	14,100	14,856
Pfizer Inc.	3.600%	9/15/28	7,800	8,537
Pfizer Inc.	3.450%	3/15/29	15,050	16,295
Pharmacia LLC	6.600%	12/1/28	1,850	2,434
Philip Morris International Inc.	3.250%	11/10/24	5,287	5,526
Philip Morris International Inc.	3.375%	8/11/25	6,820	7,174
Philip Morris International Inc.	2.750%	2/25/26	9,850	10,029
Philip Morris International Inc.	3.125%	8/17/27	2,665	2,754
Philip Morris International Inc.	3.125%	3/2/28	2,025	2,088
Philip Morris International Inc.	3.375%	8/15/29	2,045	2,145
Procter & Gamble Co.	2.700%	2/2/26	5,258	5,451
Procter & Gamble Co.	2.450%	11/3/26	12,875	13,203
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,675	1,698
Quest Diagnostics Inc.	3.500%	3/30/25	1,950	2,034
Quest Diagnostics Inc.	3.450%	6/1/26	9,707	10,187
Quest Diagnostics Inc.	4.200%	6/30/29	3,550	3,912
Reynolds American Inc.	4.450%	6/12/25	20,397	21,704
Sanofi	3.625%	6/19/28	9,000	9,961
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	27,179	27,988
SSM Health Care Corp.	3.823%	6/1/27	2,900	3,130
Stryker Corp.	3.375%	11/1/25	6,658	7,028
Stryker Corp.	3.500%	3/15/26	6,780	7,197
Stryker Corp.	3.650%	3/7/28	4,375	4,733
Sutter Health	3.695%	8/15/28	3,000	3,275

Sysco Corp.	3.750%	10/1/25	4,800	5,121
Sysco Corp.	3.300%	7/15/26	8,165	8,538
Sysco Corp.	3.250%	7/15/27	8,800	9,185
4 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,435	18,046
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	4,180
Thermo Fisher Scientific Inc.	2.950%	9/19/26	8,655	8,906
Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,000	6,271
Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,600	6,581
Tyson Foods Inc.	4.000%	3/1/26	2,000	2,169
Tyson Foods Inc.	3.550%	6/2/27	11,942	12,625
Tyson Foods Inc.	4.350%	3/1/29	10,700	12,093
Unilever Capital Corp.	3.375%	3/22/25	3,000	3,174
Unilever Capital Corp.	3.100%	7/30/25	4,175	4,365
Unilever Capital Corp.	2.000%	7/28/26	6,200	6,141
Unilever Capital Corp.	2.900%	5/5/27	7,320	7,656
Unilever Capital Corp.	3.500%	3/22/28	9,475	10,325
Unilever Capital Corp.	2.125%	9/6/29	8,800	8,623
Whirlpool Corp.	3.700%	5/1/25	1,525	1,596
Whirlpool Corp.	4.750%	2/26/29	6,725	7,487
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	17,222	18,085
Zoetis Inc.	4.500%	11/13/25	3,640	4,029
Zoetis Inc.	3.000%	9/12/27	9,541	9,785
Zoetis Inc.	3.900%	8/20/28	3,816	4,175

Energy (3.5%)
Apache Corp.	4.375%	10/15/28	9,237	9,442
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	11,558	11,837
Boardwalk Pipelines LP	4.950%	12/15/24	5,430	5,805
Boardwalk Pipelines LP	5.950%	6/1/26	6,090	6,807
Boardwalk Pipelines LP	4.450%	7/15/27	4,112	4,231
Boardwalk Pipelines LP	4.800%	5/3/29	2,800	2,977
BP Capital Markets America Inc.	3.796%	9/21/25	5,450	5,888
BP Capital Markets America Inc.	3.410%	2/11/26	4,000	4,224
BP Capital Markets America Inc.	3.119%	5/4/26	10,884	11,331
BP Capital Markets America Inc.	3.017%	1/16/27	8,893	9,187
BP Capital Markets America Inc.	3.588%	4/14/27	9,579	10,237
BP Capital Markets America Inc.	3.937%	9/21/28	7,950	8,783
BP Capital Markets America Inc.	4.234%	11/6/28	16,600	18,779
BP Capital Markets plc	3.535%	11/4/24	6,830	7,246
BP Capital Markets plc	3.506%	3/17/25	5,202	5,511
BP Capital Markets plc	3.279%	9/19/27	14,364	15,104
BP Capital Markets plc	3.723%	11/28/28	3,134	3,410
Buckeye Partners LP	3.950%	12/1/26	7,729	6,784
Canadian Natural Resources Ltd.	3.900%	2/1/25	2,570	2,707
Canadian Natural Resources Ltd.	3.850%	6/1/27	11,565	12,198
Cenovus Energy Inc.	4.250%	4/15/27	7,800	8,112
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,000	1,149
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	12,300	13,684
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	11,550	12,647
Chevron Corp.	3.326%	11/17/25	7,514	8,037
Chevron Corp.	2.954%	5/16/26	17,480	18,259
Cimarex Energy Co.	3.900%	5/15/27	6,900	7,023
Cimarex Energy Co.	4.375%	3/15/29	4,900	5,141
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,176	10,946
Concho Resources Inc.	4.375%	1/15/25	1,650	1,709
Concho Resources Inc.	3.750%	10/1/27	11,587	12,036

Concho Resources Inc.	4.300%	8/15/28	8,295	8,927
ConocoPhillips Co.	3.350%	11/15/24	4,373	4,605
ConocoPhillips Co.	4.950%	3/15/26	13,194	15,209
ConocoPhillips Holding Co.	6.950%	4/15/29	3,683	5,010
Continental Resources Inc.	4.375%	1/15/28	10,900	11,268
Devon Energy Corp.	5.850%	12/15/25	4,180	4,969
Enable Midstream Partners LP	4.400%	3/15/27	8,332	8,357
Enable Midstream Partners LP	4.950%	5/15/28	7,100	7,372
Enable Midstream Partners LP	4.150%	9/15/29	2,000	1,925
Enbridge Energy Partners LP	5.875%	10/15/25	6,025	6,998
Enbridge Inc.	4.250%	12/1/26	5,600	6,103
Enbridge Inc.	3.700%	7/15/27	6,220	6,563
Energy Transfer Operating LP	4.050%	3/15/25	7,650	7,996
Energy Transfer Operating LP	4.750%	1/15/26	3,881	4,195
Energy Transfer Operating LP	4.200%	4/15/27	4,000	4,203
Energy Transfer Operating LP	5.500%	6/1/27	10,140	11,449
Energy Transfer Operating LP	5.250%	4/15/29	7,500	8,441
Energy Transfer Partners LP	4.950%	6/15/28	14,150	15,555
4 Eni SPA	4.250%	5/9/29	3,000	3,271
Enterprise Products Operating LLC	3.750%	2/15/25	10,387	11,055
Enterprise Products Operating LLC	3.700%	2/15/26	7,467	7,939
Enterprise Products Operating LLC	4.150%	10/16/28	8,750	9,687
Enterprise Products Operating LLC	3.125%	7/31/29	15,000	15,337
3 Enterprise Products Operating LLC	5.250%	8/16/77	4,150	4,105
3 Enterprise Products Operating LLC	5.375%	2/15/78	8,000	7,703
EOG Resources Inc.	3.150%	4/1/25	3,745	3,927
EOG Resources Inc.	4.150%	1/15/26	6,340	6,966
EQM Midstream Partners LP	4.000%	8/1/24	2,250	2,178
EQM Midstream Partners LP	4.125%	12/1/26	2,600	2,415
EQM Midstream Partners LP	5.500%	7/15/28	7,000	6,840
EQT Corp.	3.900%	10/1/27	11,098	9,619
Exxon Mobil Corp.	2.709%	3/6/25	14,300	14,764
Exxon Mobil Corp.	3.043%	3/1/26	20,455	21,438
Exxon Mobil Corp.	2.275%	8/16/26	12,500	12,597
Exxon Mobil Corp.	2.440%	8/16/29	6,680	6,741
Halliburton Co.	3.800%	11/15/25	14,339	15,204
Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,708
Hess Corp.	4.300%	4/1/27	8,414	8,778
HollyFrontier Corp.	5.875%	4/1/26	8,100	9,058
Husky Energy Inc.	4.400%	4/15/29	10,000	10,526
Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,050	1,123
Kinder Morgan Inc.	4.300%	6/1/25	9,570	10,337
Kinder Morgan Inc.	4.300%	3/1/28	16,450	17,791
Magellan Midstream Partners LP	5.000%	3/1/26	7,321	8,190
Marathon Oil Corp.	3.850%	6/1/25	7,800	8,112
Marathon Oil Corp.	4.400%	7/15/27	8,505	9,057
Marathon Petroleum Corp.	5.125%	12/15/26	3,975	4,465
Marathon Petroleum Corp.	3.800%	4/1/28	5,000	5,199
MPLX LP	4.875%	12/1/24	12,332	13,539
4 MPLX LP	5.250%	1/15/25	8,003	8,447
MPLX LP	4.000%	2/15/25	3,405	3,593
MPLX LP	4.875%	6/1/25	8,428	9,272
MPLX LP	4.125%	3/1/27	12,122	12,753
4 MPLX LP	4.250%	12/1/27	6,710	7,116
MPLX LP	4.000%	3/15/28	6,195	6,447
MPLX LP	4.800%	2/15/29	6,125	6,742
National Fuel Gas Co.	5.200%	7/15/25	2,337	2,544

National Fuel Gas Co.	3.950%	9/15/27	2,250	2,301
National Fuel Gas Co.	4.750%	9/1/28	1,750	1,839
Newfield Exploration Co.	5.375%	1/1/26	11,500	12,506
Noble Energy Inc.	3.900%	11/15/24	6,350	6,654
Noble Energy Inc.	3.850%	1/15/28	4,200	4,358
Occidental Petroleum Corp.	3.500%	6/15/25	4,877	5,002
Occidental Petroleum Corp.	5.550%	3/15/26	9,200	10,398
Occidental Petroleum Corp.	3.400%	4/15/26	15,077	15,371
Occidental Petroleum Corp.	3.200%	8/15/26	6,800	6,854
Occidental Petroleum Corp.	3.500%	8/15/29	11,900	12,041
ONEOK Inc.	4.000%	7/13/27	4,900	5,135
ONEOK Inc.	4.550%	7/15/28	6,800	7,339
ONEOK Inc.	4.350%	3/15/29	1,000	1,067
ONEOK Inc.	3.400%	9/1/29	7,000	6,951
ONEOK Partners LP	4.900%	3/15/25	4,750	5,219
Patterson-UTI Energy Inc.	3.950%	2/1/28	4,204	4,221
Phillips 66	3.900%	3/15/28	3,329	3,582
Phillips 66 Partners LP	2.450%	12/15/24	2,500	2,490
Phillips 66 Partners LP	3.605%	2/15/25	4,925	5,144
Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,673
Phillips 66 Partners LP	3.750%	3/1/28	3,300	3,417
Pioneer Natural Resources Co.	4.450%	1/15/26	4,350	4,759
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	7,555	7,749
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,780	7,192
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	6,132	6,498
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	3,250	3,167
Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,801	18,859
Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,255	14,047
Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,675	15,025
Sabine Pass Liquefaction LLC	4.200%	3/15/28	10,300	10,879
Shell International Finance BV	3.250%	5/11/25	13,611	14,425
Shell International Finance BV	2.875%	5/10/26	15,947	16,553
Shell International Finance BV	2.500%	9/12/26	17,500	17,776
Shell International Finance BV	3.875%	11/13/28	7,200	8,075
Spectra Energy Partners LP	3.500%	3/15/25	3,955	4,095
Spectra Energy Partners LP	3.375%	10/15/26	4,899	5,061
Suncor Energy Inc.	3.600%	12/1/24	7,375	7,777
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,529
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	5,660	5,867
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,375	4,542
TC PipeLines LP	3.900%	5/25/27	5,970	6,204
Total Capital International SA	2.434%	1/10/25	5,000	5,064
Total Capital International SA	3.455%	2/19/29	9,425	10,177
Total Capital International SA	2.829%	1/10/30	4,200	4,309
Total Capital SA	3.883%	10/11/28	8,772	9,770
TransCanada PipeLines Ltd.	4.875%	1/15/26	8,351	9,352
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,125	11,178
3 Transcanada Trust	5.500%	9/15/79	9,250	9,555
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,635	2,067
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,675	2,838
Valero Energy Corp.	3.650%	3/15/25	4,890	5,146
Valero Energy Corp.	3.400%	9/15/26	8,928	9,139
Valero Energy Corp.	4.350%	6/1/28	6,325	6,850

Valero Energy Corp.	4.000%	4/1/29	11,000	11,666
Valero Energy Partners LP	4.375%	12/15/26	5,450	5,895
Valero Energy Partners LP	4.500%	3/15/28	3,300	3,611
Western Midstream Operating LP	3.950%	6/1/25	7,125	6,861
Western Midstream Operating LP	4.650%	7/1/26	7,214	7,101
Western Midstream Operating LP	4.750%	8/15/28	1,900	1,863
Williams Cos. Inc.	3.900%	1/15/25	8,928	9,346
Williams Cos. Inc.	4.000%	9/15/25	11,861	12,493
Williams Cos. Inc.	3.750%	6/15/27	16,299	16,805

Other Industrial (0.1%)
CBRE Services Inc.	5.250%	3/15/25	3,375	3,788
CBRE Services Inc.	4.875%	3/1/26	5,660	6,295
Cintas Corp. No 2	3.700%	4/1/27	8,075	8,754
Fluor Corp.	3.500%	12/15/24	4,070	4,066
Fluor Corp.	4.250%	9/15/28	5,875	5,904
Hillenbrand Inc.	4.500%	9/15/26	2,500	2,514
Steelcase Inc.	5.125%	1/18/29	3,950	4,472

Technology (3.7%)
Adobe Inc.	3.250%	2/1/25	8,355	8,806
Alphabet Inc.	1.998%	8/15/26	10,835	10,833
Amphenol Corp.	4.350%	6/1/29	1,000	1,107
Amphenol Corp.	2.800%	2/15/30	5,000	4,861
Analog Devices Inc.	3.900%	12/15/25	3,584	3,836
Analog Devices Inc.	3.500%	12/5/26	4,823	5,045
Apple Inc.	2.750%	1/13/25	13,508	13,941
Apple Inc.	2.500%	2/9/25	8,176	8,366
Apple Inc.	3.200%	5/13/25	16,085	17,001
Apple Inc.	3.250%	2/23/26	27,032	28,644
Apple Inc.	2.450%	8/4/26	19,842	20,084
Apple Inc.	2.050%	9/11/26	5,000	4,940
Apple Inc.	3.350%	2/9/27	23,045	24,607
Apple Inc.	3.200%	5/11/27	22,155	23,492
Apple Inc.	2.900%	9/12/27	38,073	39,595
Apple Inc.	2.200%	9/11/29	15,000	14,727
Applied Materials Inc.	3.900%	10/1/25	6,900	7,502
Applied Materials Inc.	3.300%	4/1/27	9,289	9,856
Arrow Electronics Inc.	3.250%	9/8/24	3,000	3,038
Arrow Electronics Inc.	4.000%	4/1/25	3,184	3,314
Arrow Electronics Inc.	3.875%	1/12/28	2,400	2,459
Autodesk Inc.	4.375%	6/15/25	2,025	2,187
Autodesk Inc.	3.500%	6/15/27	4,050	4,182
Avnet Inc.	4.625%	4/15/26	4,500	4,837
Baidu Inc.	4.125%	6/30/25	4,000	4,258
Baidu Inc.	3.625%	7/6/27	3,725	3,850
Baidu Inc.	4.375%	3/29/28	4,500	4,882
Baidu Inc.	4.875%	11/14/28	3,750	4,224
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	8,600	8,537
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	44,357	44,445
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	6,700	6,523
4 Broadcom Inc.	3.625%	10/15/24	18,000	18,303
4 Broadcom Inc.	4.250%	4/15/26	21,500	22,212
4 Broadcom Inc.	4.750%	4/15/29	22,200	23,422

Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,120	4,263
CA Inc.	4.700%	3/15/27	3,225	3,343
Cadence Design Systems Inc.	4.375%	10/15/24	2,800	3,016
Cisco Systems Inc.	2.950%	2/28/26	6,710	7,061
Cisco Systems Inc.	2.500%	9/20/26	12,753	13,084
Citrix Systems Inc.	4.500%	12/1/27	6,000	6,480
4 Dell International LLC / EMC Corp.	6.020%	6/15/26	41,705	46,893
4 Dell International LLC / EMC Corp.	4.900%	10/1/26	10,250	10,965
DXC Technology Co.	4.750%	4/15/27	2,265	2,386
Equinix Inc.	5.875%	1/15/26	10,000	10,637
Equinix Inc.	5.375%	5/15/27	13,000	14,024
Fidelity National Information Services Inc.	5.000%	10/15/25	6,325	7,186
Fidelity National Information Services Inc.	3.000%	8/15/26	15,706	16,167
Fidelity National Information Services Inc.	3.750%	5/21/29	8,000	8,652
Fiserv Inc.	3.850%	6/1/25	8,884	9,490
Fiserv Inc.	3.200%	7/1/26	15,500	16,046
Fiserv Inc.	4.200%	10/1/28	5,000	5,516
Fiserv Inc.	3.500%	7/1/29	28,386	29,866
Flex Ltd.	4.750%	6/15/25	4,500	4,835
Flex Ltd.	4.875%	6/15/29	2,000	2,108
Global Payments Inc.	2.650%	2/15/25	8,000	8,034
Global Payments Inc.	3.200%	8/15/29	10,000	10,126
Hewlett Packard Enterprise Co.	4.900%	10/15/25	20,975	23,293
Intel Corp.	3.700%	7/29/25	31,354	33,948
Intel Corp.	2.600%	5/19/26	5,148	5,277
Intel Corp.	3.150%	5/11/27	1,000	1,063
International Business Machines Corp.	3.450%	2/19/26	24,306	25,775
International Business Machines Corp.	3.300%	5/15/26	28,500	30,032
International Business Machines Corp.	6.220%	8/1/27	2,800	3,501
International Business Machines Corp.	3.500%	5/15/29	26,700	28,680
Jabil Inc.	3.950%	1/12/28	4,000	4,053
Juniper Networks Inc.	4.350%	6/15/25	2,450	2,608
Juniper Networks Inc.	3.750%	8/15/29	6,500	6,524
Keysight Technologies Inc.	4.550%	10/30/24	5,175	5,570
Keysight Technologies Inc.	4.600%	4/6/27	4,025	4,427
KLA Corp.	4.650%	11/1/24	10,570	11,640
KLA Corp.	4.100%	3/15/29	7,000	7,707
Lam Research Corp.	3.800%	3/15/25	4,500	4,831
Lam Research Corp.	3.750%	3/15/26	6,164	6,575
Lam Research Corp.	4.000%	3/15/29	7,400	8,143
Marvell Technology Group Ltd.	4.875%	6/22/28	4,000	4,420
Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,125
Micron Technology Inc.	4.975%	2/6/26	4,100	4,418
Micron Technology Inc.	4.185%	2/15/27	8,700	8,939
Micron Technology Inc.	5.327%	2/6/29	6,100	6,702
Microsoft Corp.	2.700%	2/12/25	22,263	23,087
Microsoft Corp.	3.125%	11/3/25	24,540	26,063
Microsoft Corp.	2.400%	8/8/26	31,478	32,045
Microsoft Corp.	3.300%	2/6/27	33,964	36,611
Motorola Solutions Inc.	4.000%	9/1/24	5,450	5,765
Motorola Solutions Inc.	4.600%	2/23/28	7,300	7,865
NVIDIA Corp.	3.200%	9/16/26	8,350	8,738
4 NXP BV / NXP Funding LLC	5.350%	3/1/26	10,150	11,368
4 NXP BV / NXP Funding LLC	5.550%	12/1/28	4,000	4,620
4 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	5,200	5,454
4 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	10,375	11,088
Oracle Corp.	2.950%	11/15/24	11,250	11,679

Oracle Corp.	2.950%	5/15/25	19,663	20,382
Oracle Corp.	2.650%	7/15/26	32,368	32,964
Oracle Corp.	3.250%	11/15/27	13,721	14,488
PayPal Holdings Inc.	2.400%	10/1/24	10,000	10,058
PayPal Holdings Inc.	2.650%	10/1/26	10,000	10,081
QUALCOMM Inc.	3.450%	5/20/25	20,814	21,992
QUALCOMM Inc.	3.250%	5/20/27	17,153	17,880
salesforce.com Inc.	3.700%	4/11/28	13,400	14,686
Seagate HDD Cayman	4.750%	1/1/25	4,208	4,340
Seagate HDD Cayman	4.875%	6/1/27	5,275	5,433
Tech Data Corp.	4.950%	2/15/27	1,100	1,178
Texas Instruments Inc.	2.900%	11/3/27	2,600	2,725
Texas Instruments Inc.	2.250%	9/4/29	6,000	5,897
Total System Services Inc.	4.800%	4/1/26	5,000	5,568
Total System Services Inc.	4.450%	6/1/28	3,650	4,019
Trimble Inc.	4.750%	12/1/24	3,877	4,162
Trimble Inc.	4.900%	6/15/28	2,500	2,712
Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,578
Tyco Electronics Group SA	3.125%	8/15/27	5,000	5,109
Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,609
Verisk Analytics Inc.	4.125%	3/15/29	3,450	3,790
VMware Inc.	3.900%	8/21/27	10,276	10,565

Transportation (0.9%)
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,283	2,409
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,338	2,458
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	6,894	7,105
3 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	2,014	2,045
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,242	1,330
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	1,752	1,839
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,385	4,508
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	67	68
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	832	883
3 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,849	1,946
3 BNSF Funding Trust I	6.613%	12/15/55	100	110
Burlington Northern Santa Fe LLC	3.000%	4/1/25	5,812	6,077
Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,425	5,848
Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,970	6,241
Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,576	4,874
Canadian National Railway Co.	2.950%	11/21/24	3,590	3,686
Canadian National Railway Co.	2.750%	3/1/26	2,595	2,678
Canadian National Railway Co.	6.900%	7/15/28	3,250	4,365
Canadian Pacific Railway Co.	2.900%	2/1/25	5,183	5,315
Canadian Pacific Railway Co.	4.000%	6/1/28	4,570	5,058
CH Robinson Worldwide Inc.	4.200%	4/15/28	6,000	6,626
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	4,739	4,979

CSX Corp.	3.400%	8/1/24	5,320	5,597
CSX Corp.	3.350%	11/1/25	6,200	6,525
CSX Corp.	2.600%	11/1/26	4,900	4,970
CSX Corp.	3.250%	6/1/27	6,780	7,104
CSX Corp.	3.800%	3/1/28	12,500	13,611
CSX Corp.	4.250%	3/15/29	1,000	1,128
3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	951	1,012
Delta Air Lines Inc.	4.375%	4/19/28	4,600	4,920
FedEx Corp.	3.200%	2/1/25	3,500	3,616
FedEx Corp.	3.250%	4/1/26	6,650	6,854
FedEx Corp.	3.300%	3/15/27	4,000	4,094
FedEx Corp.	3.400%	2/15/28	6,723	6,903
FedEx Corp.	4.200%	10/17/28	2,000	2,169
FedEx Corp.	3.100%	8/5/29	5,350	5,318
JB Hunt Transport Services Inc.	3.875%	3/1/26	6,225	6,593
Kirby Corp.	4.200%	3/1/28	5,070	5,411
3 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,425	1,457
Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,256
Norfolk Southern Corp.	3.650%	8/1/25	1,800	1,924
Norfolk Southern Corp.	2.900%	6/15/26	5,575	5,738
Norfolk Southern Corp.	3.150%	6/1/27	3,310	3,468
Norfolk Southern Corp.	3.800%	8/1/28	8,350	9,193
Southwest Airlines Co.	3.000%	11/15/26	5,570	5,662
Southwest Airlines Co.	3.450%	11/16/27	2,800	2,929
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,369	1,443
Union Pacific Corp.	3.250%	1/15/25	5,728	5,962
Union Pacific Corp.	3.750%	7/15/25	6,250	6,716
Union Pacific Corp.	3.250%	8/15/25	6,320	6,598
Union Pacific Corp.	2.750%	3/1/26	3,664	3,721
Union Pacific Corp.	3.000%	4/15/27	1,531	1,583
Union Pacific Corp.	3.950%	9/10/28	8,940	9,862
Union Pacific Corp.	3.700%	3/1/29	10,900	11,840
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	4,019	4,223
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	3,969	4,211
3 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	5,616	5,924
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	1,710	1,782
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,683	2,792
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,773	2,835
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	760	760
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	6,077	6,138
United Parcel Service Inc.	2.800%	11/15/24	4,275	4,396
United Parcel Service Inc.	2.400%	11/15/26	3,875	3,887
United Parcel Service Inc.	3.050%	11/15/27	6,920	7,242
United Parcel Service Inc.	3.400%	3/15/29	5,400	5,762
United Parcel Service Inc.	2.500%	9/1/29	4,000	3,975
3 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	353	394

3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,887	3,037
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	778	840
				8,033,622
Utilities (2.2%)
Electric (2.0%)
AEP Texas Inc.	3.950%	6/1/28	3,250	3,589
AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,508
Ameren Corp.	3.650%	2/15/26	2,892	3,026
Ameren Illinois Co.	3.250%	3/1/25	2,700	2,822
Ameren Illinois Co.	3.800%	5/15/28	3,400	3,782
American Electric Power Co. Inc.	3.200%	11/13/27	2,800	2,915
American Electric Power Co. Inc.	4.300%	12/1/28	4,300	4,821
Appalachian Power Co.	3.400%	6/1/25	2,750	2,864
Arizona Public Service Co.	3.150%	5/15/25	2,335	2,433
Arizona Public Service Co.	2.950%	9/15/27	2,725	2,806
Arizona Public Service Co.	2.600%	8/15/29	2,000	1,999
Avangrid Inc.	3.150%	12/1/24	5,875	6,047
Avangrid Inc.	3.800%	6/1/29	3,300	3,539
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,000	2,999
Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,011	4,246
Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,075	5,350
Black Hills Corp.	3.950%	1/15/26	3,400	3,591
Black Hills Corp.	3.150%	1/15/27	3,700	3,744
Black Hills Corp.	3.050%	10/15/29	1,000	1,000
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,697
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,250	2,327
CenterPoint Energy Inc.	4.250%	11/1/28	3,770	4,142
Cleco Corporate Holdings LLC	3.743%	5/1/26	4,780	4,920
4 Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,001
CMS Energy Corp.	3.000%	5/15/26	3,000	3,075
CMS Energy Corp.	3.450%	8/15/27	3,725	3,905
Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,739
Commonwealth Edison Co.	2.950%	8/15/27	3,300	3,407
Commonwealth Edison Co.	3.700%	8/15/28	4,933	5,416
Connecticut Light & Power Co.	3.200%	3/15/27	4,775	5,051
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,425	5,684
Dominion Energy Inc.	3.900%	10/1/25	5,080	5,432
Dominion Energy Inc.	2.850%	8/15/26	3,850	3,878
Dominion Energy Inc.	4.250%	6/1/28	4,100	4,530
3 Dominion Energy Inc.	5.750%	10/1/54	4,600	4,837
4 DPL Inc.	4.350%	4/15/29	6,725	6,624
DTE Electric Co.	3.375%	3/1/25	1,825	1,917
DTE Energy Co.	2.529%	10/1/24	2,100	2,106
DTE Energy Co.	2.850%	10/1/26	5,703	5,771
DTE Energy Co.	3.800%	3/15/27	9,875	10,567
DTE Energy Co.	3.400%	6/15/29	2,000	2,084
Duke Energy Carolinas LLC	2.950%	12/1/26	3,500	3,625
Duke Energy Carolinas LLC	3.950%	11/15/28	9,375	10,466
Duke Energy Carolinas LLC	6.000%	12/1/28	320	404
Duke Energy Carolinas LLC	2.450%	8/15/29	6,200	6,209
Duke Energy Corp.	2.650%	9/1/26	6,429	6,453
Duke Energy Corp.	3.150%	8/15/27	6,200	6,411
Duke Energy Corp.	3.400%	6/15/29	8,655	9,061
Duke Energy Florida LLC	3.200%	1/15/27	5,500	5,760
Duke Energy Florida LLC	3.800%	7/15/28	2,830	3,110

Duke Energy Ohio Inc.	3.650%	2/1/29	4,950	5,398
Duke Energy Progress LLC	3.250%	8/15/25	5,473	5,767
Duke Energy Progress LLC	3.700%	9/1/28	5,050	5,530
Duke Energy Progress LLC	3.450%	3/15/29	10,050	10,852
Edison International	5.750%	6/15/27	1,000	1,124
Edison International	4.125%	3/15/28	4,350	4,447
Emera US Finance LP	3.550%	6/15/26	6,790	7,112
Enel Americas SA	4.000%	10/25/26	3,000	3,140
Enel Chile SA	4.875%	6/12/28	8,500	9,482
Entergy Arkansas Inc.	3.500%	4/1/26	6,813	7,236
Entergy Corp.	2.950%	9/1/26	3,905	3,960
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,730	5,462
Entergy Louisiana LLC	5.400%	11/1/24	1,735	2,001
Entergy Louisiana LLC	2.400%	10/1/26	4,405	4,382
Entergy Louisiana LLC	3.120%	9/1/27	7,725	8,048
Entergy Louisiana LLC	3.250%	4/1/28	4,000	4,216
Entergy Mississippi Inc.	2.850%	6/1/28	1,085	1,112
Evergy Inc.	2.900%	9/15/29	6,010	5,961
Eversource Energy	2.900%	10/1/24	3,600	3,685
Eversource Energy	3.150%	1/15/25	2,335	2,413
Eversource Energy	3.300%	1/15/28	5,000	5,179
Eversource Energy	4.250%	4/1/29	5,000	5,563
Exelon Corp.	3.950%	6/15/25	6,338	6,797
Exelon Corp.	3.400%	4/15/26	7,076	7,399
FirstEnergy Corp.	3.900%	7/15/27	16,509	17,526
Florida Power & Light Co.	3.125%	12/1/25	4,850	5,123
Fortis Inc.	3.055%	10/4/26	8,251	8,403
Georgia Power Co.	3.250%	4/1/26	4,836	5,028
Georgia Power Co.	3.250%	3/30/27	3,039	3,131
Georgia Power Co.	2.650%	9/15/29	4,960	4,886
Gulf Power Co.	3.300%	5/30/27	3,075	3,254
Indiana Michigan Power Co.	3.850%	5/15/28	7,400	8,138
Interstate Power & Light Co.	3.250%	12/1/24	5,000	5,216
Interstate Power & Light Co.	4.100%	9/26/28	5,200	5,711
ITC Holdings Corp.	3.250%	6/30/26	2,075	2,150
ITC Holdings Corp.	3.350%	11/15/27	7,150	7,506
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,947
MidAmerican Energy Co.	3.500%	10/15/24	5,220	5,553
MidAmerican Energy Co.	3.650%	4/15/29	2,750	3,026
Mississippi Power Co.	3.950%	3/30/28	3,000	3,258
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	3,150	3,246
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	4,365	4,583
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,725	4,974
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	9,004	9,663
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	2,500	2,773
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	5,685	6,265
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,575	3,794
Nevada Power Co.	3.700%	5/1/29	6,540	7,156
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	5,124	5,315
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	7,246	7,649

NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,040	4,268
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	5,278
3 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,000	3,255
NSTAR Electric Co.	3.200%	5/15/27	3,313	3,477
NSTAR Electric Co.	3.250%	5/15/29	2,200	2,331
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,400	3,692
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	3,203
4 Oncor Electric Delivery Co. LLC	3.700%	11/15/28	5,100	5,617
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	245	270
PacifiCorp	3.500%	6/15/29	6,000	6,528
PPL Capital Funding Inc.	3.100%	5/15/26	6,411	6,528
Public Service Co. of Colorado	3.700%	6/15/28	3,125	3,431
Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,980
Public Service Electric & Gas Co.	2.250%	9/15/26	4,700	4,657
Public Service Electric & Gas Co.	3.000%	5/15/27	2,850	2,966
Public Service Electric & Gas Co.	3.700%	5/1/28	3,700	4,050
Public Service Electric & Gas Co.	3.200%	5/15/29	2,500	2,659
Puget Energy Inc.	3.650%	5/15/25	6,665	6,809
San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,799
Sierra Pacific Power Co.	2.600%	5/1/26	5,880	5,957
Southern California Edison Co.	3.700%	8/1/25	2,050	2,167
Southern California Edison Co.	3.650%	3/1/28	5,250	5,605
Southern California Edison Co.	4.200%	3/1/29	4,000	4,448
Southern California Edison Co.	6.650%	4/1/29	1,925	2,360
Southern California Edison Co.	2.850%	8/1/29	8,165	8,247
Southern Co.	3.250%	7/1/26	6,920	7,126
Southern Power Co.	4.150%	12/1/25	5,055	5,494
Southwestern Electric Power Co.	2.750%	10/1/26	6,850	6,862
Southwestern Electric Power Co.	4.100%	9/15/28	8,550	9,444
Union Electric Co.	2.950%	6/15/27	3,500	3,594
Union Electric Co.	3.500%	3/15/29	3,800	4,113
Virginia Electric & Power Co.	3.100%	5/15/25	3,550	3,694
Virginia Electric & Power Co.	3.150%	1/15/26	7,230	7,543
Virginia Electric & Power Co.	2.950%	11/15/26	6,492	6,710
Virginia Electric & Power Co.	3.500%	3/15/27	4,862	5,202
Virginia Electric & Power Co.	3.800%	4/1/28	7,350	8,057
Virginia Electric & Power Co.	2.875%	7/15/29	5,875	6,026
WEC Energy Group Inc.	3.550%	6/15/25	3,882	4,131
Westar Energy Inc.	2.550%	7/1/26	3,835	3,839
Westar Energy Inc.	3.100%	4/1/27	4,187	4,346
Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	3,060
Xcel Energy Inc.	3.300%	6/1/25	2,800	2,914
Xcel Energy Inc.	3.350%	12/1/26	4,775	5,013
Xcel Energy Inc.	4.000%	6/15/28	5,250	5,770

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,888
Atmos Energy Corp.	2.625%	9/15/29	3,000	3,035
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,635	2,858
NiSource Finance Corp.	3.490%	5/15/27	6,600	6,912
NiSource Inc.	2.950%	9/1/29	2,000	2,016
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,000	2,137
Sempra Energy	3.750%	11/15/25	7,011	7,424
Sempra Energy	3.250%	6/15/27	6,241	6,394
Sempra Energy	3.400%	2/1/28	9,580	9,863
Southern California Gas Co.	2.600%	6/15/26	11,000	11,130
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,525	1,566

Southwest Gas Corp.	3.700%	4/1/28	2,570	2,759

Other Utility (0.1%)
American Water Capital Corp.	3.400%	3/1/25	6,018	6,276
American Water Capital Corp.	2.950%	9/1/27	5,550	5,682
American Water Capital Corp.	3.750%	9/1/28	4,000	4,334
Aqua America Inc.	3.566%	5/1/29	1,300	1,384
				769,408
Total Corporate Bonds (Cost $13,109,559)				13,801,089
Sovereign Bonds (4.5%)
Asian Development Bank	2.000%	1/22/25	10,580	10,775
Asian Development Bank	2.125%	3/19/25	2,325	2,383
Asian Development Bank	2.000%	4/24/26	18,425	18,775
Asian Development Bank	1.750%	8/14/26	8,700	8,727
Asian Development Bank	2.625%	1/12/27	12,750	13,552
Asian Development Bank	2.375%	8/10/27	2,800	2,932
Asian Development Bank	2.500%	11/2/27	17,245	18,252
Asian Development Bank	2.750%	1/19/28	6,700	7,235
Asian Development Bank	5.820%	6/16/28	4,080	5,296
Asian Development Bank	3.125%	9/26/28	8,500	9,480
Asian Development Bank	1.750%	9/19/29	5,000	5,003
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	8,100	8,066
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	11,575	12,083
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	12,000	13,362
Ecopetrol SA	4.125%	1/16/25	10,573	11,128
Ecopetrol SA	5.375%	6/26/26	9,990	11,215
Equinor ASA	3.250%	11/10/24	8,495	8,959
Equinor ASA	7.250%	9/23/27	6,925	9,270
Equinor ASA	3.625%	9/10/28	4,000	4,415
European Investment Bank	2.500%	10/15/24	13,025	13,586
European Investment Bank	1.875%	2/10/25	29,240	29,627
European Investment Bank	2.125%	4/13/26	8,825	9,076
European Investment Bank	2.375%	5/24/27	16,415	17,239
Export-Import Bank of Korea	2.875%	1/21/25	16,000	16,541
Export-Import Bank of Korea	3.250%	11/10/25	8,200	8,687
Export-Import Bank of Korea	2.625%	5/26/26	13,000	13,225
Export-Import Bank of Korea	3.250%	8/12/26	5,425	5,732
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	5,116
Inter-American Development Bank	2.125%	1/15/25	14,250	14,594
Inter-American Development Bank	7.000%	6/15/25	4,365	5,531
Inter-American Development Bank	2.000%	6/2/26	6,600	6,732
Inter-American Development Bank	2.000%	7/23/26	5,300	5,408
Inter-American Development Bank	2.375%	7/7/27	27,153	28,435
Inter-American Development Bank	3.125%	9/18/28	20,625	23,016
Inter-American Development Bank	2.250%	6/18/29	10,300	10,764
International Bank for Reconstruction &
Development	2.500%	11/25/24	40,300	42,073
International Bank for Reconstruction &
Development	2.125%	3/3/25	3,020	3,103
International Bank for Reconstruction &
Development	2.500%	7/29/25	27,110	28,376
International Bank for Reconstruction &
Development	3.125%	11/20/25	7,500	8,137
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,398

International Bank for Reconstruction &
Development	1.875%	10/27/26	15,650	15,872
International Bank for Reconstruction &
Development	2.500%	11/22/27	18,795	19,929
International Finance Corp.	2.125%	4/7/26	7,905	8,127
5 Japan Bank for International Cooperation	2.125%	2/10/25	19,575	19,753
5 Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,508
5 Japan Bank for International Cooperation	2.750%	1/21/26	13,000	13,588
5 Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,400
5 Japan Bank for International Cooperation	1.875%	7/21/26	750	744
5 Japan Bank for International Cooperation	2.250%	11/4/26	14,325	14,548
5 Japan Bank for International Cooperation	2.875%	6/1/27	16,260	17,227
5 Japan Bank for International Cooperation	2.875%	7/21/27	8,700	9,220
5 Japan Bank for International Cooperation	2.750%	11/16/27	7,740	8,138
5 Japan Bank for International Cooperation	3.250%	7/20/28	10,650	11,716
5 Japan Bank for International Cooperation	3.500%	10/31/28	11,125	12,500
5 Japan International Cooperation Agency	2.750%	4/27/27	7,410	7,707
5 Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,169
6 KFW	2.500%	11/20/24	52,790	55,054
6 KFW	2.000%	5/2/25	16,925	17,253
6 KFW	2.875%	4/3/28	13,600	14,856
6 KFW	1.750%	9/14/29	3,000	3,002
Korea Development Bank	3.000%	1/13/26	10,000	10,375
Korea Development Bank	2.000%	9/12/26	8,750	8,564
6 Landwirtschaftliche Rentenbank	2.000%	1/13/25	12,255	12,474
6 Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	13,284
6 Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	14,970
6 Landwirtschaftliche Rentenbank	2.500%	11/15/27	11,640	12,300
3 Oriental Republic of Uruguay	4.375%	10/27/27	12,915	14,174
Petroleos Mexicanos	4.250%	1/15/25	13,840	13,598
Petroleos Mexicanos	4.500%	1/23/26	9,550	9,229
Petroleos Mexicanos	6.875%	8/4/26	21,750	23,379
4 Petroleos Mexicanos	6.490%	1/23/27	9,000	9,355
Petroleos Mexicanos	6.500%	3/13/27	44,040	45,718
Petroleos Mexicanos	5.350%	2/12/28	21,435	20,419
Petroleos Mexicanos	6.500%	1/23/29	16,500	16,726
Province of Alberta	3.300%	3/15/28	13,405	14,799
Province of British Columbia	6.500%	1/15/26	1,935	2,433
Province of British Columbia	2.250%	6/2/26	6,415	6,582
Province of Manitoba	2.125%	6/22/26	4,000	4,048
Province of New Brunswick	3.625%	2/24/28	4,700	5,248
Province of Ontario	2.500%	4/27/26	7,700	8,007
Province of Ontario	2.300%	6/15/26	19,500	19,973
Province of Ontario	2.000%	10/2/29	10,245	10,288
Province of Quebec	2.875%	10/16/24	11,445	12,050
Province of Quebec	2.500%	4/20/26	11,000	11,451
Province of Quebec	2.750%	4/12/27	16,500	17,464
Province of Quebec	7.500%	9/15/29	6,450	9,525
Republic of Chile	3.125%	3/27/25	850	890
Republic of Chile	3.125%	1/21/26	12,688	13,338
3 Republic of Chile	3.240%	2/6/28	14,525	15,440
3 Republic of Colombia	4.500%	1/28/26	12,811	13,980
3 Republic of Colombia	3.875%	4/25/27	23,243	24,648
3 Republic of Colombia	4.500%	3/15/29	18,150	20,146
Republic of Indonesia	3.500%	1/11/28	14,250	14,731
Republic of Indonesia	4.100%	4/24/28	10,550	11,407
Republic of Indonesia	4.750%	2/11/29	6,353	7,235

Republic of Indonesia	3.400%	9/18/29	1,900	1,971
Republic of Korea	5.625%	11/3/25	1,775	2,126
Republic of Korea	2.750%	1/19/27	18,100	18,756
3 Republic of Panama	3.750%	3/16/25	12,895	13,653
Republic of Panama	7.125%	1/29/26	10,354	13,007
Republic of Panama	8.875%	9/30/27	8,920	12,778
3 Republic of Panama	3.875%	3/17/28	5,700	6,199
Republic of Panama	9.375%	4/1/29	5,835	8,920
Republic of Peru	7.350%	7/21/25	17,615	22,356
Republic of Peru	4.125%	8/25/27	7,660	8,574
Republic of Poland	3.250%	4/6/26	14,214	15,102
Republic of the Philippines	9.500%	10/21/24	3,400	4,581
Republic of the Philippines	10.625%	3/16/25	10,245	14,612
Republic of the Philippines	5.500%	3/30/26	20,075	24,015
Republic of the Philippines	3.000%	2/1/28	15,000	15,731
Republic of the Philippines	3.750%	1/14/29	12,550	14,024
State of Israel	2.875%	3/16/26	9,200	9,672
State of Israel	3.250%	1/17/28	9,500	10,302
United Mexican States	3.600%	1/30/25	22,680	23,567
United Mexican States	4.125%	1/21/26	24,985	26,463
United Mexican States	4.150%	3/28/27	24,500	25,920
United Mexican States	3.750%	1/11/28	16,130	16,582
United Mexican States	4.500%	4/22/29	25,800	28,040
Total Sovereign Bonds (Cost $1,480,317)				1,548,814
Taxable Municipal Bonds (0.2%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	1,800	1,844
California GO	6.650%	3/1/22	3,500	3,817
California GO	3.375%	4/1/25	4,575	4,858
California GO	3.500%	4/1/28	3,600	3,927
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.814%	7/1/24	190	195
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,165	1,431
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	17,750	22,674
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,247
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,733
Oregon GO	5.892%	6/1/27	13,900	16,909
8 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,783
7 Oregon School Boards Association GO	5.550%	6/30/28	875	1,048
Regents of the University of California
Revenue	3.063%	7/1/25	9,500	9,976
Utah GO	3.539%	7/1/25	65	69
Wisconsin General Fund Annual Appropriation
Revenue	3.154%	5/1/27	3,300	3,512
8 Wisconsin GO	5.700%	5/1/26	2,990	3,402
Total Taxable Municipal Bonds (Cost $76,470)				79,425

		Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
9 Vanguard Market Liquidity Fund (Cost $241,404)	2.098%	2,413,811	241,405
Total Investments (99.8%) (Cost $32,706,503)			34,238,383
Other Assets and Liabilities-Net (0.2%)			53,209
Net Assets (100%)			34,291,592

1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $333,564,000, representing 1.0% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2019, based on the inputs used to value them:

Intermediate-Term Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	18,567,650	—
Corporate Bonds	—	13,801,089	—
Sovereign Bonds	—	1,548,814	—
Taxable Municipal Bonds	—	79,425	—
Temporary Cash Investments	241,405	—	—
Total	241,405	33,996,978	—